UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21632

Kiewit Investment Fund LLLP

(Exact name of registrant as specified in charter)

Kiewit Plaza, Omaha, NE 68131

(Address of principal executive offices) (Zip code)

Robert L. Giles, Jr.

Kiewit Plaza

Omaha, NE 68131

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 1-800-443-4306

Date of fiscal year end: March 31

Date of reporting period: October 1, 2007 to December 31, 2007

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Kiewit Investment Fund LLLP
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2007 (Unaudited)
	Shares	Market Value
EQUITY INVESTMENTS (53.5%)
Common Stocks (Active & Passive Equities (32.4%)
Consumer Discretionary -- 3.2%
99 Cents Only Stores*	100	$796
Aaron Rents, Inc.	100	1,924
Abercrombie & Fitch Co.	353	28,229
AC Moore Arts & Crafts, Inc.*	100	1,375
Advance Auto Parts, Inc.	400	15,196
Aeropostale, Inc.*	300	7,950
AFC Enterprises*	100	1,132
Aftermarket Technology Corp.*	100	2,726
Amazon.Com, Inc.*	1,150	106,536
Ambassadors Group, Inc.	100	1,831
American Axle & Manufacturing Holdings Inc.	200	3,724
American Eagle Outfitters, Inc.	600	12,462
American Greetings Corp.	200	4,060
Ameristar Casinos, Inc.	100	2,754
AnnTaylor Stores Corp.*	300	7,668
Apollo Group, Inc. (Class A)*	556	39,003
Arbitron, Inc.	100	4,157
Arctic Cat, Inc.	100	1,194
ArvinMeritor, Inc.	200	2,346
Audiovox Corp.*	100	1,240
Autoliv, Inc.	300	15,813
AutoNation, Inc.*	547	8,566
Autozone, Inc.*	200	23,982
Bally Technologies, Inc.*	200	9,944
Barnes & Noble, Inc.	200	6,890
Beazer Homes USA, Inc.	200	1,486
Bebe Stores, Inc.	100	1,286
Bed Bath & Beyond, Inc.*	1,100	32,329
Belo Corp. (Class A)	300	5,232
Best Buy Co., Inc.	1,313	69,129
Big 5 Sporting Goods Corp.	100	1,442
Big Lots, Inc.*	400	6,396
BJ's Restaurants, Inc.*	100	1,626
Black & Decker Corp.	300	20,895
Blockbuster, Inc. (Class A)*	600	2,340
Blue Nile, Inc.*	100	6,806
Bluegreen Corp.*	100	719
Blyth, Inc.	100	2,194
Bob Evans Farms, Inc.	100	2,693
Borders Group, Inc.	200	2,130
BorgWarner, Inc.	400	19,364
Boyd Gaming Corp.	200	6,814
Bright Horizons Family Solutions, Inc.*	100	3,454
Brinker International, Inc.	450	8,802
Brookfield Homes Corp.	88	1,390
Brown Shoe Co., Inc.	225	3,413
Brunswick Corp./DE	300	5,115
Build-A-Bear Workshop, Inc.*	100	1,395
Building Materials Holding Corp.	200	1,106
Burger King Holdings, Inc.	300	8,553
Cabela's, Inc.*	100	1,507
Cablevision Systems Corp.*	800	19,600
California Pizza Kitchen, Inc.*	150	2,335
Callaway Golf Co.	300	5,229
Capella Education Co.*	100	6,546
Career Education Corp.*	300	7,542
Carmax, Inc.*	800	15,800
Carnival Corp.	1,600	71,184
Carter's, Inc.*	200	3,870
Cato Corp./The (Class A)	100	1,566
CBRL Group, Inc.	110	3,563
CBS Corp. (Class B)	2,500	68,125
CEC Entertainment, Inc.*	100	2,596
Centex Corp.	500	12,630
Central European Media Enterprises Ltd.*	138	16,005
Champion Enterprises, Inc.*	300	2,826
Charlotte Russe Holding, Inc.*	100	1,615
Charming Shoppes, Inc.*	400	2,164
Charter Communications, Inc. (Class A)*	1,000	1,170
Cheesecake Factory/The*	300	7,113
Chico's FAS, Inc.*	600	5,418
Childrens Place Retail Stores, Inc./The*	100	2,593
Chipotle Mexican Grill, Inc. (Class B)*	106	13,043
Choice Hotels International, Inc.	100	3,320
Christopher & Banks Corp.	100	1,145
Circuit City Stores, Inc.	600	2,520
Citadel Broadcasting Corp.	795	1,638
CKE Restaurants, Inc.	200	2,640
CKX, Inc.*	100	1,200
Clear Channel Communications, Inc.	1,900	65,588
Clear Channel Outdoor Holdings, Inc. (Class A)*	100	2,766
Coach, Inc.*	1,400	42,812
Coinstar, Inc.*	100	2,815
Coldwater Creek, Inc.*	250	1,672
Collective Brands, Inc.*	200	3,478
Columbia Sportswear Co.	100	4,409
Comcast Corp. (Class A)*	11,100	202,686
Cooper Tire & Rubber Co.	200	3,316
Corinthian Colleges, Inc.*	300	4,620
Cox Radio, Inc. (Class A)*	100	1,215
CROCS, Inc.*	326	12,000
CSK Auto Corp.*	200	1,002
CTC Media, Inc.*	200	6,040
Cumulus Media, Inc. (Class A)	200	1,608
Darden Restaurants, Inc.	600	16,626
Deckers Outdoor Corp.*	100	15,506
Denny's Corp.*	300	1,125
DeVry, Inc.	200	10,392
Dick's Sporting Goods, Inc.*	400	11,104
Dillard's, Inc. (Class A)	200	3,756
DIRECTV Group, Inc./The*	2,900	67,048
Discovery Holding Co. (Class A)*	1,100	27,654
Dollar Tree Stores, Inc.*	400	10,368
Domino's Pizza, Inc.	100	1,323
DR Horton, Inc.	1,100	14,487
DreamWorks Animation SKG, Inc. (Class A)*	300	7,662
Dress Barn, Inc.*	200	2,502
Drew Industries, Inc.*	100	2,740
DSW, Inc. (Class A)*	100	1,876
Eastman Kodak Co.	1,000	21,870
EchoStar Communications Corp. (Class A)*	800	30,176
Emmis Communications Corp.*	100	385
Entercom Communications Corp. (Class A)	100	1,369
Entravision Communications Corp.*	300	2,349
Ethan Allen Interiors, Inc.	100	2,850
EW Scripps Co. (Class A)	300	13,503
Expedia, Inc.*	731	23,114
Family Dollar Stores, Inc.	600	11,538
Finish Line	100	242
Fleetwood Enterprises, Inc.*	200	1,196
Foot Locker, Inc.	600	8,196
Ford Motor Co.*	7,600	51,148
Fortune Brands, Inc.	600	43,416
Fossil, Inc.*	200	8,396
Fred's, Inc. (Class A)	100	963
Furniture Brands International, Inc.	200	2,012
GameStop Corp. (Class A)*	600	37,266
Gannett Co., Inc.	900	35,100
Gap, Inc. (The)	2,300	48,944
Garmin Ltd.	441	42,777
Gaylord Entertainment Co.*	200	8,094
Gemstar-TV Guide International, Inc.*	800	3,808
General Motors Corp.	1,800	44,802
Genesco, Inc.*	100	3,780
Gentex Corp.	500	8,885
Genuine Parts Co.	700	32,410
Getty Images, Inc.*	200	5,800
Goodyear Tire & Rubber Co./The*	800	22,576
Gray Television, Inc.	200	1,604
Great Wolf Resorts, Inc.*	100	981
Group 1 Automotive, Inc.	100	2,375
GSI Commerce, Inc.*	100	1,950
Guess ?, Inc.	200	7,578
Gymboree Corp.*	100	3,046
H&R Block, Inc.	1,200	22,284
Hanesbrands, Inc.*	350	9,509
Harley-Davidson, Inc.	1,000	46,710
Harman International Industries, Inc.	300	22,113
Harrah's Entertainment, Inc.	700	62,125
Harte-Hanks, Inc.	200	3,460
Hasbro, Inc.	600	15,348
Hearst-Argyle Television, Inc.	100	2,211
Helen of Troy Ltd.*	100	1,714
Hibbett Sports, Inc.*	150	2,997
Home Depot, Inc.	16,017	431,497
HOT Topic, Inc.	200	1,164
Hovnanian Enterprises, Inc. (Class A)*	200	1,434
IAC/InterActiveCorp.*	700	18,844
Iconix Brand Group, Inc.*	100	1,966
Idearc, Inc.	530	9,307
Ihop Corp.	100	3,658
Interactive Data Corp.	100	3,301
International Game Technology	1,300	57,109
International Speedway Corp. (Class A)	100	4,118
Interpublic Group of Cos., Inc.*	1,700	13,787
INVESTools, Inc.*	300	5,322
Isle of Capri Casinos, Inc.*	100	1,377
ITT Educational Services, Inc.*	200	17,054
J Crew Group, Inc.*	200	9,642
Jack in the Box, Inc.*	314	8,092
Jackson Hewitt Tax Service, Inc.	100	3,175
Jakks Pacific, Inc.*	100	2,361
Jarden Corp.*	222	5,241
JC Penney Co., Inc.	900	39,591
Jo-Ann Stores, Inc.*	100	1,308
John Wiley & Sons, Inc. (Class A)	200	8,568
Johnson Controls, Inc.	2,247	80,982
Jones Apparel Group, Inc.	400	6,396
JOS A Bank Clothiers, Inc.*	125	3,556
Journal Communications, Inc. (Class A)	100	894
KB Home	300	6,480
Kellwood Co.	100	1,664
Kohl's Corp.*	1,200	54,960
Krispy Kreme Doughnuts, Inc.*	200	632
K-Swiss, Inc. (Class A)	100	1,810
Lamar Advertising Co. (Class A)	300	14,421
Landry's Restaurants, Inc.	100	1,970
Las Vegas Sands Corp.*	400	41,220
La-Z-Boy., Inc.	200	1,586
Leapfrog Enterprises, Inc.*	100	673
Lear Corp.*	300	8,298
Lee Enterprises, Inc.	200	2,930
Leggett & Platt, Inc.	600	10,464
Lennar Corp. (Class A)	500	8,945
Liberty Media Corp - Capital (Class A)*	481	56,032
Liberty Media Corp - Interactive (Class A)*	2,600	49,608
Liberty Global, Inc. (Class A)*	1,460	57,217
Life Time Fitness, Inc.*	100	4,968
Lin TV Corp. (Class A)*	100	1,217
Lithia Motors, Inc. (Class A)	100	1,373
Live Nation, Inc.*	225	3,267
Liz Claiborne, Inc.	400	8,140
LKQ Corp.*	400	8,408
LodgeNet Interactive Corp.*	100	1,744
Lowe's Cos., Inc.	5,664	128,120
Ltd Brands, Inc.	1,200	22,716
Lululemon Athletica, Inc.*	100	4,737
Macy's, Inc.	1,722	44,548
Magna International, Inc. (Class A)	2,075	166,892
Marcus Corp.	100	1,545
MarineMax, Inc.*	100	1,550
Marriott International Inc. (Class A)	1,300	44,434
Martha Stewart Living Omnimedia (Class A)*	100	927
Marvel Entertainment, Inc.*	200	5,342
Mattel, Inc.	1,500	28,560
Matthews International Corp. (Class A)	100	4,687
McClatchy Co. (Class A)	253	3,168
McDonald's Corp.	4,475	263,622
McGraw-Hill Cos., Inc./The	1,300	56,953
MDC Holdings, Inc.	100	3,713
Media General, Inc. (Class A)	100	2,125
Mediacom Communications Corp. (Class A)*	200	918
Men's Wearhouse, Inc.	200	5,396
Meredith Corp.	200	10,996
Meritage Homes Corp.*	100	1,457
MGM Mirage*	500	42,010
Midas, Inc.*	100	1,466
Modine Manufacturing Co.	100	1,651
Mohawk Industries, Inc.*	200	14,880
Monaco Coach Corp.	100	888
Morningstar, Inc.*	100	7,775
Movado Group, Inc.	100	2,529
Multimedia Games, Inc.*	100	834
National CineMedia, Inc.	200	5,042
Nautilus, Inc.	100	485
NetFlix, Inc.*	100	2,662
New York Times Co./The (Class A)	500	8,765
Newell Rubbermaid, Inc.	1,000	25,880
News Corp. (Class A)	8,500	174,165
Nike Inc. (Class B)	1,400	89,936
Nordstrom, Inc.	900	33,057
NutriSystem, Inc.*	100	2,698
NVR, Inc.*	18	9,432
O'Charleys, Inc.	100	1,498
Office Depot, Inc.*	1,100	15,301
OfficeMax, Inc.	300	6,198
Omnicom Group, Inc.	1,274	60,553
O'Reilly Automotive, Inc.*	400	12,972
Orient-Express Hotels Ltd.	200	11,504
Oxford Industries, Inc.	100	2,577
Pacific Sunwear Of California*	300	4,233
Panera Bread Co. (Class A)*	100	3,582
Papa John's International, Inc.*	200	4,540
Penn National Gaming, Inc.*	300	17,865
Penske Auto Group, Inc.	200	3,492
PEP Boys-Manny Moe & Jack	200	2,296
PetSmart, Inc.	500	11,765
PF Chang's China Bistro, Inc.*	100	2,284
Phillips-Van Heusen Corp.	200	7,372
Pier 1 Imports, Inc.*	300	1,569
Pinnacle Entertainment, Inc.*	200	4,712
Playboy Enterprises, Inc. (Class B)*	100	912
Polaris Industries, Inc.	200	9,554
Polo Ralph Lauren Corp.	249	15,386
Pool Corp.	200	3,966
priceline.com, Inc.*	200	22,972
Primedia, Inc.	83	705
Pulte Homes, Inc.	800	8,432
Quiksilver, Inc.*	400	3,432
Radio One, Inc. (Class D)*	300	711
RadioShack Corp.	500	8,430
RC2 Corp.*	100	2,807
RCN Corp.*	100	1,559
Red Robin Gourmet Burgers, Inc.*	100	3,199
Regal Entertainment Group (Class A)	200	3,614
Regis Corp.	200	5,592
Rent-A-Center, Inc.*	200	2,904
RH Donnelley Corp.*	220	8,026
Ross Stores, Inc.	500	12,785
Royal Caribbean Cruises Ltd.	500	21,220
Ruby Tuesday, Inc.	200	1,950
Ryland Group, Inc.	200	5,510
Saks, Inc.*	600	12,456
Sally Beauty Holdings, Inc.*	300	2,715
Scholastic Corp.*	100	3,489
Scientific Games Corp.*	200	6,650
Sealy Corp.	200	2,238
Sears Holdings Corp.*	294	30,003
Select Comfort Corp.*	150	1,052
Service Corp. International	1,000	14,050
Sherwin-Williams Co./The	400	23,216
Shuffle Master, Inc.*	100	1,199
Sinclair Broadcast Group, Inc. (Class A)	200	1,642
Sirius Satellite Radio, Inc.*	5,100	15,453
Six Flags, Inc.*	300	609
Skechers U.S.A., Inc. (Class A)*	100	1,951
Snap-On, Inc.	200	9,648
Sonic Automotive, Inc. (Class A)	100	1,936
Sonic Corp.*	200	4,380
Sotheby's	200	7,620
Source Interlink Cos., Inc.*	100	288
Spanish Broadcasting System, Inc. (Class A)*	100	185
Speedway Motorsports, Inc.	100	3,108
Stage Stores, Inc.	150	2,220
Stamps.com, Inc.*	100	1,218
Standard-Pacific Corp.	200	670
Stanley Works/The	300	14,544
Staples, Inc.	2,700	62,289
Starbucks Corp.*	2,900	59,363
Starwood Hotels & Resorts Worldwide, Inc.	800	35,224
Steak N Shake Co./The*	100	1,090
Stein Mart, Inc.	100	474
Steiner Leisure Ltd.*	100	4,416
Steven Madden Ltd.*	150	3,000
Stewart Enterprises, Inc. (Class A)	400	3,560
Strayer Education, Inc.	61	10,405
Sun-Times Media Group, Inc.*	200	440
Superior Industries International, Inc.	100	1,817
Talbots, Inc.	100	1,182
Target Corp.	3,200	160,000
Tempur-Pedic International, Inc.	300	7,791
Tenneco, Inc.	200	5,214
Texas Roadhouse, Inc. (Class A)*	200	2,212
Thor Industries, Inc.	100	3,801
Tiffany & Co.	500	23,015
Tim Hortons, Inc.	741	27,365
Timberland Co. (Class A)*	200	3,616
Time Warner Cable, Inc. (Class A)*	600	16,560
Time Warner, Inc.	14,299	236,076
Tivo, Inc.*	200	1,668
TJX Cos., Inc.	10,925	313,875
Toll Brothers, Inc.*	500	10,030
Tractor Supply Co.*	100	3,594
Triarc Cos., Inc. (Class B)	200	1,752
Trump Entertainment Resorts, Inc.*	100	430
TRW Automotive Holdings Corp.*	200	4,180
Tuesday Morning Corp.	100	507
Tupperware Brands Corp.	200	6,606
Tween Brands, Inc.*	100	2,648
Under Armour, Inc. (Class A)*	100	4,367
Universal Technical Institute, Inc.*	100	1,700
Urban Outfitters, Inc.*	400	10,904
Vail Resorts, Inc.*	100	5,381
Valassis Communications, Inc.*	200	2,338
Valuevision Media, Inc. (Class A)*	100	629
VF Corp.	351	24,100
Viacom, Inc. (Class B)*	2,304	101,192
Virgin Media, Inc.	1,080	18,511
Visteon Corp.*	400	1,756
WABCO Holdings, Inc.	233	11,671
Walt Disney Co./The	7,460	240,809
Warnaco Group, Inc. /The*	200	6,960
Warner Music Group Corp.	300	1,818
Washington Post Co. /The (Class B)	23	18,203
WCI Communities, Inc.*	100	378
Weight Watchers International, Inc.	200	9,036
Wendy's Internationalm Inc,	400	10,336
Westwood One, Inc.	300	597
Whirlpool Corp.	3,210	262,032
Williams-Sonoma, Inc.	400	10,360
Winnebago Industries	100	2,102
WMS Industries, Inc.*	150	5,496
Wolverine World Wide, Inc.	200	4,904
Wyndham Worldwide Corp.	720	16,963
Wynn Resorts Ltd.	200	22,426
XM Satellite Radio Holdings, Inc. (Class A)*	1,100	13,464
Yum! Brands, Inc.	2,000	76,540
Zale Corp.*	200	3,212
Zumiez, Inc.*	100	2,436
		6,786,948

Consumer Staples -- 2.9%
Alberto-Culver Co.	300	7,362
Alliance One International, Inc.*	300	1,221
Altria Group, Inc.	7,969	602,297
American Oriental Bioengineering, Inc.*	300	3,324
Andersons, Inc./The	100	4,480
Anheuser-Busch Cos., Inc.	2,900	151,786
Archer-Daniels-Midland Co.	2,500	116,075
Avon Products, Inc.	1,700	67,201
Bare Escentuals, Inc.*	100	2,425
BJ's Wholesale Club, Inc.*	200	6,766
Brown-Forman Corp. (Class B)	300	22,233
Bunge Ltd.	500	58,205
Campbell Soup Co.	900	32,157
Loews Corp. - Carolina Group	400	34,120
Casey's General Stores, Inc.	200	5,922
Central European Distribution Corp.*	150	8,712
Central Garden and Pet Co. (Class A)*	200	1,072
Chattem, Inc.*	100	7,554
Chiquita Brands International, Inc.*	100	1,839
Church & Dwight Co., Inc.	300	16,221
Clorox Co.	600	39,102
Coca-Cola Co./The	8,689	533,244
Coca-Cola Enterprises, Inc.	1,200	31,236
Colgate-Palmolive Co.	1,900	148,124
ConAgra Foods, Inc.	1,900	45,201
Constellation Brands, Inc.(Class A)*	700	16,548
Corn Products International, Inc.	300	11,025
Costco Wholesale Corp.	1,700	118,592
CVS Caremark Corp.	5,672	225,462
Darling International, Inc.*	300	3,468
Dean Foods Co.	500	12,930
Del Monte Foods Co.	700	6,622
Elizabeth Arden, Inc.*	100	2,035
Energizer Holdings, Inc.*	200	22,426
Estee Lauder Cos., Inc./The	500	21,805
Flowers Foods, Inc.	300	7,023
Fresh Del Monte Produce, Inc.*	100	3,358
General Mills, Inc.	1,300	74,100
Great Atlantic & Pacific Tea Co.*	112	3,509
Green Mountain Coffee Roasters, Inc.*	100	4,070
Hain Celestial Group, Inc.*	100	3,200
Hansen Natural Corp.*	300	13,287
Herbalife Ltd.	200	8,056
Hershey Co./The	700	27,580
HJ Heinz Co.	1,300	60,684
Hormel Foods Corp.	300	12,144
J&J Snack Foods Corp.	100	3,128
JM Smucker Co. (The)	200	10,288
Jones Soda Co.*	100	744
Kellogg Co.	900	47,187
Kimberly-Clark Corp.	5,106	354,050
Kraft Foods, Inc.	5,997	195,682
Kroger Co./The	2,700	72,117
Lancaster Colony Corp.	100	3,970
Lance, Inc.	100	2,042
Longs Drug Stores Corp.	100	4,700
McCormick & Co., Inc.	500	18,955
Molson Coors Brewing Co. (Class B)	400	20,648
NBTY, Inc.*	200	5,480
Nu Skin Enterprises, Inc. (Class A)	200	3,286
Pantry, Inc./The*	100	2,613
Pepsi Bottling Group, Inc.	500	19,730
PepsiAmericas, Inc.	200	6,664
PepsiCo, Inc.	6,100	462,990
Performance Food Group Co.*	200	5,374
Pilgrim's Pride Corp.	100	2,895
Prestige Brands Holdings, Inc.*	100	748
Procter & Gamble Co.	11,866	871,202
Ralcorp Holdings, Inc.*	100	6,079
Revlon, Inc. (Class A)*	679	801
Reynolds American, Inc.	700	46,172
Rite Aid Corp.*	2,500	6,975
Ruddick Corp.	100	3,467
Safeway, Inc.	1,700	58,157
Sanderson Farms, Inc.	100	3,378
Sara Lee Corp.	2,800	44,968
Seaboard Corp.	2	2,940
Smithfield Foods, Inc.*	400	11,568
Spartan Stores, Inc.	100	2,285
Spectrum Brands, Inc.*	100	533
SUPERVALU, Inc.	818	30,691
SYSCO Corp.	2,300	71,783
Tootsie Roll Industries, Inc.	106	2,907
TreeHouse Foods, Inc.*	100	2,299
Tyson Foods, Inc. (Class A)	1,100	16,863
United Natural Foods, Inc.*	200	6,344
Universal Corp./Richmond VA	100	5,122
USANA Health Sciences, Inc.*	100	3,708
UST, Inc.	600	32,880
Vector Group Ltd.	115	2,307
Walgreen Co.	3,700	140,896
Wal-Mart Stores, Inc.	17,675	840,093
WD-40 Co.	100	3,797
Weis Markets, Inc.	100	3,994
Whole Foods Market, Inc.	500	20,400
Winn-Dixie Stores, Inc.*	100	1,687
WM Wrigley Jr Co.	950	55,622
		6,149,012

Energy -- 3.5%
Alpha Natural Resources, Inc.*	200	6,496
Anadarko Petroleum Corp.	1,800	118,242
Apache Corp.	1,248	134,210
Arch Coal, Inc.	500	22,465
Arena Resources, Inc.*	200	8,342
Atlas America, Inc.	75	4,439
ATP Oil & Gas Corp.*	100	5,054
Atwood Oceanics, Inc.*	100	10,024
Aventine Renewable Energy Holdings, Inc.*	200	2,552
Baker Hughes, Inc.	1,200	97,320
Basic Energy Services, Inc.*	100	2,195
Berry Petroleum Co. (Class A)	200	8,890
Bill Barrett Corp.*	100	4,187
BJ Services Co.	1,200	29,112
BP plc ADR	2,925	214,022
Bristow Group, Inc.*	100	5,665
Cabot Oil & Gas Corp.	400	16,148
Cameron International Corp.*	800	38,504
CARBO Ceramics, Inc.	100	3,720
Carrizo Oil & Gas, Inc.*	100	5,475
Cheniere Energy, Inc.*	200	6,528
Chesapeake Energy Corp.	1,700	66,640
Chevron Corp.	8,100	755,973
Cimarex Energy Co.	300	12,759
CNX Gas Corp.*	100	3,195
Complete Production Services, Inc.*	100	1,797
Comstock Resources, Inc.*	100	3,400
ConocoPhillips	6,137	541,897
Consol Energy, Inc.	700	50,064
Contango Oil & Gas Co.*	100	5,089
Continental Resources, Inc.*	200	5,226
Crosstex Energy, Inc.	129	4,804
Delta Petroleum Corp.*	200	3,770
Denbury Resources, Inc.*	1,000	29,750
Devon Energy Corp.	1,700	151,147
Diamond Offshore Drilling, Inc.	300	42,600
Dresser-Rand Group, Inc.*	300	11,715
Dril-Quip, Inc.*	200	11,132
Edge Petroleum Corp.*	100	593
El Paso Corp.	2,700	46,548
Encore Acquisition Co.*	200	6,674
Energy Partners Ltd.*	76	897
ENSCO International, Inc.	600	35,772
EOG Resources, Inc.	900	80,325
Evergreen Energy, Inc.*	200	446
EXCO Resources, Inc.*	200	3,096
Exterran Holdings, Inc.*	197	16,115
Exxon Mobil Corp.	21,200	1,986,228
FMC Technologies, Inc.*	600	34,020
Forest Oil Corp.*	294	14,947
Foundation Coal Holdings, Inc.	200	10,500
Frontier Oil Corp.	400	16,232
Frontline Ltd.	200	9,600
General Maritime Corp.	100	2,445
Global Industries Ltd.*	300	6,426
Golar LNG Ltd.	200	4,424
Goodrich Petroleum Corp.*	100	2,262
Grant Prideco, Inc.*	500	27,755
Grey Wolf, Inc.*	600	3,198
Gulfmark Offshore, Inc.*	100	4,679
Halliburton Co.	3,421	129,690
Harvest Natural Resources, Inc.*	100	1,250
Helix Energy Solutions Group, Inc.*	343	14,234
Helmerich & Payne, Inc.	400	16,028
Hercules Offshore, Inc.*	392	9,322
Hess Corp.	1,100	110,946
Holly Corp.	200	10,178
Hornbeck Offshore Services, Inc.*	100	4,495
International Coal Group, Inc.*	400	2,144
ION Geophysical Corp.*	200	3,156
Lufkin Industries, Inc.	100	5,729
Marathon Oil Corp.	2,706	164,687
Mariner Energy, Inc.*	400	9,152
Massey Energy Co.	300	10,725
Matrix Service Co.*	100	2,182
McMoRan Exploration Co.*	100	1,309
Meridian Resource Corp.*	300	543
Murphy Oil Corp.	700	59,388
Nabors Industries Ltd.*	1,000	27,390
NATCO Group, Inc.*	100	5,415
National Oilwell Varco, Inc.*	1,400	102,844
Newfield Exploration Co.*	500	26,350
Newpark Resources*	300	1,635
Noble Corp.	1,000	56,510
Noble Energy, Inc.	700	55,664
Nordic American Tanker Shipping	100	3,282
Occidental Petroleum Corp.	3,152	242,672
Oceaneering International, Inc.*	200	13,470
Oil States International, Inc.*	200	6,824
Overseas Shipholding Group, Inc.	100	7,443
Pacific Ethanol, Inc.*	100	821
Parallel Petroleum Corp.*	100	1,763
Parker Drilling Co.*	300	2,265
Patriot Coal Corp.*	100	4,174
Patterson-UTI Energy, Inc.	600	11,712
Peabody Energy Corp.	1,000	61,640
Penn Virginia Corp.	200	8,726
PetroHawk Energy Corp.*	530	9,174
Petroleum Development Corp.*	100	5,913
Petroquest Energy, Inc.*	100	1,430
Pioneer Drilling Co.*	100	1,188
Pioneer Natural Resources Co.	500	24,420
Plains Exploration & Production Co.*	537	28,998
Pride International, Inc.*	600	20,340
Quicksilver Resources, Inc.*	200	11,918
Range Resources Corp.	550	28,248
Rentech, Inc.*	500	905
Rosetta Resources, Inc.*	200	3,966
Rowan Cos., Inc.	400	15,784
RPC, Inc.	225	2,635
SandRidge Energy, Inc.*	100	3,586
Schlumberger Ltd.	4,400	432,828
SEACOR Holdings, Inc.*	100	9,274
Ship Finance International Ltd.	100	2,771
Smith International, Inc.	800	59,080
Southwestern Energy Co.*	600	33,432
Spectra Energy Corp.	2,446	63,156
St. Mary Land & Exploration Co.	200	7,722
Stone Energy Corp.*	100	4,691
Sunoco, Inc.	500	36,220
Superior Energy Services*	300	10,326
Swift Energy Co.*	100	4,403
Teekay Corp.	200	10,642
Tesoro Corp.	500	23,850
Tetra Technologies, Inc.	300	4,671
Tidewater, Inc.	200	10,972
Toreador Resources Corp.*	100	699
Transocean, Inc.*	1,197	171,350
Unit Corp.*	200	9,250
Uranium Resources, Inc.*	300	3,744
USEC, Inc.*	300	2,700
Vaalco Energy, Inc.*	200	930
Valero Energy Corp.	2,100	147,063
VeraSun Energy Corp.*	200	3,056
W&T Offshore, Inc.	100	2,996
Warren Resources, Inc.*	200	2,826
Weatherford International Ltd.*	1,300	89,180
Western Refining, Inc.	100	2,421
W-H Energy Services, Inc.*	100	5,621
Whiting Petroleum Corp.*	181	10,436
Willbros Group, Inc.*	100	3,829
Williams Cos., Inc.	2,200	78,716
World Fuel Services Corp.	100	2,903
XTO Energy, Inc.	1,875	96,300
		7,460,051
Financials -- 6.6%
Acadia Realty Trust (REIT)	100	2,561
ACE Ltd.	1,200	74,136
Advance America Cash Advance Centers, Inc.	200	2,032
Advanta Corp. (Class B)	150	1,210
Affiliated Managers Group, Inc.*	100	11,746
Aflac, Inc.	1,900	118,997
Alabama National Bancorporation	100	7,781
Alexander's, Inc. (REIT)*	10	3,532
Alexandria Real Estate Equities, Inc. (REIT)	100	10,167
Alfa Corp.	100	2,167
Alleghany Corp.*	16	6,432
Allied Capital Corp.	500	10,750
Allied World Assurance Co Holdings Ltd.	200	10,034
Allstate Corp. /The	9,100	475,293
AMB Property Corp. (REIT)	400	23,024
AMBAC Financial Group, Inc.	400	10,308
Amcore Financial, Inc.	100	2,270
American Campus Communities, Inc. (REIT)	100	2,685
American Capital Strategies Ltd.	700	23,072
American Equity Investment Life Holding Co.	100	829
American Express Co.	3,900	202,878
American Financial Group, Inc.	300	8,664
American Financial Realty Trust (REIT)	400	3,208
American International Group, Inc.	8,482	494,501
American National Insurance	100	12,124
AmeriCredit Corp.*	500	6,395
Ameriprise Financial, Inc.	920	50,701
Anchor Bancorp Wisconsin, Inc.	100	2,352
Annaly Capital Management, Inc. (REIT)	1,572	28,579
Anthracite Capital, Inc. (REIT)	200	1,448
Anworth Mortgage Asset Corp. (REIT)	200	1,652
AON Corp.	1,200	57,228
Apartment Investment & Management Co. (REIT)	400	13,892
Apollo Investment Corp.	457	7,792
Arch Capital Group Ltd.*	200	14,070
Ares Capital Corp.	329	4,813
Argo Group International Holdings Ltd.*	64	2,696
Arthur J Gallagher & Co.	300	7,257
Ashford Hospitality Trust, Inc. (REIT)	500	3,595
Aspen Insurance Holdings Ltd.	300	8,652
Associated Banc-Corp.	500	13,545
Assurant, Inc.	500	33,450
Assured Guaranty Ltd.	200	5,308
Astoria Financial Corp.	300	6,981
AvalonBay Communities, Inc. (REIT)	300	28,242
Axis Capital Holdings Ltd.	600	23,382
Bancorpsouth, Inc.	300	7,083
Bank Mutual Corp.	200	2,114
Bank of America Corp.	23,108	953,436
Bank of Hawaii Corp.	200	10,228
Bank of New York Mellon Corp./The	4,248	207,132
BankAtlantic Bancorp, Inc. (Class A)	100	410
BankFinancial Corp.	100	1,582
BankUnited Financial Corp. (Class A)	100	690
Banner Corp.	100	2,873
BB&T Corp.	2,066	63,364
Bear Stearns Cos., Inc./The	443	39,095
BioMed Realty Trust, Inc. (REIT)	200	4,634
BlackRock, Inc./New York	236	51,165
BOK Financial Corp.	100	5,170
Boston Private Financial Holdings, Inc.	100	2,708
Boston Properties, Inc. (REIT)	429	39,386
Brandywine Realty Trust (REIT)	369	6,616
BRE Properties, Inc. (REIT)	200	8,106
Brookline Bancorp, Inc.	200	2,032
Brown & Brown, Inc.	400	9,400
Calamos Asset Management, Inc. (Class A)	100	2,978
Camden Property Trust (REIT)	200	9,630
Capital One Financial Corp.	6,954	328,646
Capital Trust Inc./NY (REIT)	100	3,065
CapitalSource, Inc. (REIT)	621	10,923
Capitol Bancorp Ltd.	100	2,012
Capitol Federal Financial	100	3,100
Cascade Bancorp	125	1,740
Cash America International, Inc.	100	3,230
Cathay General Bancorp	200	5,298
CB Richard Ellis Group, Inc. (Class A)*	700	15,085
CBL & Associates Properties, Inc. (REIT)	200	4,782
Cedar Shopping Centers, Inc. (REIT)	100	1,023
Centennial Bank Holdings, Inc.*	200	1,156
Centerline Holding Co.	200	1,524
Central Pacific Financial Corp.	100	1,846
Charles Schwab Corp./The	3,717	94,969
Chemical Financial Corp.	100	2,379
Chittenden Corp.	200	7,124
Chubb Corp.	1,500	81,870
Cincinnati Financial Corp.	600	23,724
CIT Group, Inc.	800	19,224
Citigroup, Inc.	31,131	916,497
Citizens Republic Bancorp, Inc.	213	3,091
City Holding Co.	100	3,384
City National Corp.	200	11,910
CME Group, Inc.	202	138,572
CNA Financial Corp.	100	3,372
Cohen & Steers, Inc.	100	2,997
Colonial BancGroup, Inc./The	500	6,770
Colonial Properties Trust (REIT)	200	4,526
Columbia Banking System, Inc.	100	2,973
Comerica, Inc.	600	26,118
Commerce Bancorp, Inc.	700	26,698
Commerce Bancshares, Inc./Kansas City MO	341	15,308
Commerce Group, Inc.	200	7,196
Community Bank System, Inc.	100	1,987
Community Trust Bancorp, Inc.	100	2,753
CompuCredit Corp.*	100	998
Conseco, Inc.*	800	10,048
Corporate Office Properties Trust SBI MD (REIT)	100	3,150
Corus Bankshares, Inc.	200	2,134
Countrywide Financial Corp.	9,425	84,260
Cousins Properties, Inc. (REIT)	100	2,210
Cullen/Frost Bankers, Inc.	200	10,132
CVB Financial Corp.	275	2,844
DCT Industrial Trust, Inc. (REIT)	600	5,586
Deerfield Capital Corp. (REIT)	200	1,600
Delphi Financial Group, Inc.	150	5,292
Developers Diversified Realty Corp. (REIT)	500	19,145
DiamondRock Hospitality Co. (REIT)	400	5,992
Digital Realty Trust, Inc. (REIT)	200	7,674
Dime Community Bancshares	100	1,277
Discover Financial Services	3,150	47,502
Douglas Emmett, Inc. (REIT)	300	6,783
Downey Financial Corp.	100	3,111
Duke Realty Corp. (REIT)	500	13,040
DuPont Fabros Technology, Inc. (REIT)	200	3,920
E*Trade Financial Corp.*	1,700	6,035
East West Bancorp, Inc.	200	4,846
EastGroup Properties, Inc. (REIT)	100	4,185
Eaton Vance Corp.	400	18,164
Education Realty Trust, Inc. (REIT)	100	1,124
Employers Holdings, Inc.	200	3,342
Endurance Specialty Holdings Ltd.	200	8,346
Enstar Group Ltd.*	36	4,407
Entertainment Properties Trust (REIT)	100	4,700
Equity Lifestyle Properties, Inc. (REIT)	100	4,567
Equity One, Inc. (REIT)	100	2,303
Equity Residential (REIT)	1,100	40,117
Erie Indemnity Co. (Class A)	200	10,378
Essex Property Trust, Inc. (REIT)	100	9,749
Everest Re Group Ltd.	247	24,799
Extra Space Storage, Inc. (REIT)	300	4,287
Ezcorp, Inc. (Class A)*	300	3,387
Fannie Mae	12,852	513,823
FBL Financial Group, Inc. (Class A)	100	3,453
Federal Realty Investment Trust (REIT)	200	16,430
Federated Investors, Inc. (Class B)	300	12,348
FelCor Lodging Trust, Inc. (REIT)	200	3,118
Fidelity National Financial Inc	815	11,907
Fifth Third Bancorp	2,000	50,260
Financial Federal Corp.	150	3,344
First American Corp.	4,375	149,275
First Bancorp/Puerto Rico	200	1,458
First Cash Financial Services, Inc.*	100	1,468
First Charter Corp.	100	2,986
First Citizens BancShares, Inc./NC (Class A)	26	3,792
First Commonwealth Financial Corp.	200	2,130
First Community Bancorp, Inc./CA	100	4,124
First Financial Bancorp	100	1,140
First Financial Bankshare, Inc.	100	3,765
First Horizon National Corp.	500	9,075
First Industrial Realty Trust, Inc. (REIT)	200	6,920
First Marblehead Corp./The	250	3,825
First Merchants Corp.	100	2,184
First Midwest Bancorp, Inc. /IL	200	6,120
First Niagara Financial Group, Inc.	400	4,816
First Place Financial Corp. /OH	100	1,399
First Potomac Realty Trust	100	1,729
First State Bancorporation/NM	100	1,390
FirstFed Financial Corp.*	100	3,582
FirstMerit Corp.	300	6,003
Flagstar Bancorp, Inc.	100	697
Flushing Financial Corp.	100	1,605
FNB Corp./PA	200	2,940
Forest City Enterprises, Inc. (Class A)	300	13,332
Forestar Real Estate Group, Inc.*	133	3,145
Franklin Bank Corp. /Houston TX*	100	431
Franklin Resources, Inc.	636	72,777
Franklin Street Properties Corp. (REIT)	200	2,960
Freddie Mac	13,250	451,428
Fremont General Corp.*	200	700
Friedman Billings Ramsey Group, Inc. (Class A) (REIT)	500	1,570
Frontier Financial Corp.	150	2,786
Fulton Financial Corp.	725	8,135
General Growth Properties, Inc. (REIT)	800	32,944
Genworth Financial, Inc.	1,700	43,265
Getty Realty Corp. (REIT)	100	2,668
GFI Group, Inc.*	100	9,572
Glacier Bancorp, Inc.	150	2,811
GLG Partners, Inc.*	300	4,080
Glimcher Realty Trust (REIT)	100	1,429
GMH Communities Trust (REIT)	100	552
Goldman Sachs Group, Inc. (The)	1,529	328,811
Gramercy Capital Corp./NY (REIT)	100	2,431
Greenhill & Co., Inc.	100	6,648
Guaranty Financial Group, Inc.*	133	2,133
Hancock Holding Co.	100	3,820
Hanmi Financial Corp.	100	862
Hanover Insurance Group, Inc./The	200	9,160
Harleysville Group, Inc.	100	3,538
Harleysville National Corp.	105	1,530
Hartford Financial Services Group, Inc.	1,200	104,628
HCC Insurance Holdings, Inc.	400	11,472
HCP, Inc. (REIT)	800	27,824
Health Care REIT, Inc. (REIT)	300	13,407
Healthcare Realty Trust, Inc. (REIT)	200	5,078
Highwoods Properties, Inc. (REIT)	200	5,876
Hilb Rogal & Hobbs Co.	100	4,057
Hilltop Holdings, Inc.*	124	1,354
Home Properties, Inc. (REIT)	100	4,485
Horace Mann Educators Corp.	100	1,894
Hospitality Properties Trust (REIT)	400	12,888
Host Hotels & Resorts, Inc. (REIT)	1,889	32,189
HRPT Properties Trust (REIT)	700	5,411
Hudson City Bancorp, Inc.	2,100	31,542
Huntington Bancshares, Inc./OH	1,353	19,970
IBERIABANK Corp.	100	4,675
IMPAC Mortgage Holdings, Inc. (REIT)	300	168
Independent Bank Corp./MI	105	998
Independent Bank Corp./Rockland MA	100	2,722
IndyMac Bancorp, Inc.	300	1,785
Infinity Property & Casualty Corp.	100	3,613
Inland Real Estate Corp. (REIT)	200	2,832
Integra Bank Corp.	100	1,411
Interactive Brokers Group, Inc.*	100	3,232
IntercontinentalExchange, Inc.*	300	57,750
International Bancshares Corp.	220	4,607
Invesco Ltd.	1,600	50,208
Investment Technology Group, Inc.*	200	9,518
Investors Bancorp, Inc.*	300	4,242
Investors Real Estate Trust (REIT)	200	1,794
IPC Holdings Ltd.	200	5,774
Irwin Financial Corp.	100	735
iStar Financial, Inc. (REIT)	500	13,025
Janus Capital Group, Inc.	700	22,995
Jefferies Group, Inc.	400	9,220
Jones Lang LaSalle, Inc.	145	10,318
JPMorgan Chase & Co.	16,285	710,840
KBW, Inc.*	100	2,559
Keycorp	1,500	35,175
Kilroy Realty Corp. (REIT)	100	5,496
Kimco Realty Corp. (REIT)	845	30,758
Kite Realty Group Trust (REIT)	100	1,527
KNBT Bancorp, Inc.	100	1,542
Knight Capital Group, Inc. (Class A)*	400	5,760
LaBranche & Co., Inc.*	200	1,008
Lakeland Bancorp, Inc.	110	1,275
LandAmerica Financial Group, Inc.	100	3,345
LaSalle Hotel Properties (REIT)	200	6,380
Lazard Ltd. (Class A)	200	8,136
Legg Mason, Inc.	498	36,429
Lehman Brothers Holdings, Inc.	4,975	325,564
Leucadia National Corp.	600	28,260
Lexington Realty Trust (REIT)	200	2,908
Liberty Property Trust (RIET)	300	8,643
Lincoln National Corp.	1,049	61,073
Loews Corp.	1,600	80,544
LTC Properties Inc. (REIT)	100	2,505
Luminent Mortgage Capital, Inc. (REIT)	100	78
M&T Bank Corp.	300	24,471
Macerich Co./The (REIT)	300	21,318
Mack-Cali Realty Corp. (REIT)	300	10,200
Maguire Properties, Inc. (REIT)	100	2,947
Markel Corp.*	32	15,715
Marsh & McLennan Cos., Inc.	2,000	52,940
Marshall & Ilsley Corp.	935	24,759
Max Capital Group Ltd.	200	5,598
MB Financial, Inc.	100	3,083
MBIA, Inc.	500	9,315
MCG Capital Corp.	200	2,318
Medical Properties Trust, Inc. (REIT)	100	1,019
Mercury General Corp.	100	4,981
Merrill Lynch & Co., Inc.	3,273	175,695
MetLife, Inc.	3,165	195,027
MF Global Ltd.*	360	11,329
MFA Mortgage Investments, Inc. (REIT)	300	2,775
MGIC Investment Corp.	300	6,729
Mid-America Apartment Communities, Inc. (REIT)	100	4,275
Midland Co./The	100	6,469
Midwest Banc Holdings, Inc.	100	1,242
Montpelier Re Holdings Ltd.	400	6,804
Moody's Corp.	900	32,130
Morgan Stanley	8,300	440,813
Nasdaq Stock Market, Inc./The	500	24,745
National City Corp.	2,105	34,648
National Financial Partners Corp.	100	4,561
National Health Investors, Inc. (REIT)	100	2,790
National Penn Bancshares, Inc.	131	1,983
National Retail Properties, Inc. (REIT)	200	4,676
National Western Life Insurance Co. (Class A)	13	2,696
Nationwide Financial Services	200	9,002
Nationwide Health Properties, Inc. (REIT)	300	9,411
Navigators Group, Inc.*	100	6,500
NBT Bancorp, Inc.	100	2,282
Nelnet, Inc. (Class A)	100	1,271
New York Community Bancorp, Inc.	1,200	21,096
NewAlliance Bancshares, Inc.	400	4,608
Newcastle Investment Corp. (REIT)	200	2,592
Northern Trust Corp.	800	61,264
NorthStar Realty Finance Corp. (REIT)	200	1,784
Northwest Bancorp, Inc.	100	2,657
Novastar Financial, Inc. (REIT)*	25	72
Nymex Holdings, Inc.	335	44,759
NYSE Euronext	1,000	87,770
Ocwen Financial Corp.*	100	554
Odyssey Re Holdings Corp.	100	3,671
Old National Bancorp/IN	200	2,992
Old Republic International Corp.	850	13,099
Omega Healthcare Investors, Inc. (REIT)	200	3,210
optionsXpress Holdings, Inc.	100	3,382
Oriental Financial Group	100	1,341
Pacific Capital Bancorp NA	200	4,026
Park National Corp.	40	2,580
Parkway Properties, Inc./MD (REIT)	100	3,698
PartnerRe Ltd.	200	16,506
Pennsylvania Real Estate Investment Trust (REIT)	100	2,968
People's United Financial, Inc.	820	14,596
PFF Bancorp, Inc.	100	1,204
Philadelphia Consolidated Holding Co,*	300	11,805
Phoenix Cos., Inc./The	300	3,561
Pinnacle Financial Partners, Inc.*	100	2,542
Piper Jaffray Cos.*	100	4,632
Platinum Underwriters Holdings Ltd.	200	7,112
Plum Creek Timber Co., Inc. (REIT)	700	32,228
PMI Group, Inc./The	300	3,984
PNC Financial Services Group, Inc.	1,288	84,557
Popular, Inc.	935	9,911
Portfolio Recovery Associates, Inc.	100	3,967
Post Properties, Inc. (REIT)	200	7,024
Potlatch Corp. (REIT)	138	6,133
Presidential Life Corp.	100	1,751
Principal Financial Group, Inc.	1,071	73,728
PrivateBancorp, Inc.	100	3,265
ProAssurance Corp.*	100	5,492
Progressive Corp./The	2,700	51,732
Prologis (REIT)	979	62,049
Prosperity Bancshares, Inc.	100	2,939
Protective Life Corp.	300	12,306
Provident Bankshares Corp.	100	2,139
Provident Financial Services, Inc.	200	2,884
Provident New York Bancorp	100	1,292
Prudential Financial, Inc.	1,800	167,472
PS Business Parks, Inc. (REIT)	100	5,255
Public Storage (REIT)	464	34,062
Radian Group, Inc.	300	3,504
RAIT Financial Trust (REIT)	200	1,724
Ramco-Gershenson Properties (REIT)	100	2,137
Raymond James Financial, Inc.	300	9,798
Rayonier, Inc. (REIT)	300	14,172
Realty Income Corp. (REIT)	300	8,106
Redwood Trust, Inc. (REIT)	100	3,424
Regency Centers Corp. (REIT)	300	19,347
Regions Financial Corp.	2,736	64,706
Reinsurance Group of America, Inc.	100	5,248
RenaissanceRe Holdings Ltd.	300	18,072
Renasant Corp.	100	2,157
Resource America, Inc. (Class A)	100	1,467
RLI Corp.	100	5,679
S&T Bancorp, Inc.	100	2,764
Safeco Corp.	400	22,272
Safety Insurance Group, Inc.	100	3,662
Sandy Spring Bancorp, Inc.	100	2,782
Saul Centers, Inc. (REIT)	100	5,343
SEI Investments Co.	500	16,085
Selective Insurance Group	200	4,598
Senior Housing Properties Trust (REIT)	400	9,072
Signature Bank/New York NY*	100	3,375
Simmons First National Corp. (Class A)	100	2,650
Simon Property Group, Inc.	836	72,615
SL Green Realty Corp. (REIT)	231	21,589
SLM Corp.	1,600	32,224
South Financial Group, Inc./The	300	4,689
Sovereign Bancorp, Inc.	1,460	16,644
Sovran Self Storage, Inc. (REIT)	100	4,010
St. Joe Co./The	300	10,653
StanCorp Financial Group, Inc.	200	10,076
Sterling Bancorp/NY	105	1,432
Sterling Bancshares, Inc./TX	300	3,348
Sterling Financial Corp./PA	100	1,642
Sterling Financial Corp./WA	200	3,358
Stewart Information Services Corp.	100	2,609
Stifel Financial Corp.*	100	5,257
Strategic Hotels & Resorts, Inc. (REIT)	200	3,346
Student Loan Corp./The	20	2,200
Sun Communities, Inc. (REIT)	100	2,107
Sunstone Hotel Investors, Inc. (REIT)	200	3,658
SunTrust Banks, Inc.	1,400	87,486
Susquehanna Bancshares, Inc.	324	5,975
SVB Financial Group*	100	5,040
SWS Group, Inc.	150	1,901
Synovus Financial Corp.	1,000	24,080
T Rowe Price Group, Inc.	1,000	60,880
Tanger Factory Outlet Centers (REIT)	100	3,771
Taubman Centers, Inc. (REIT)	200	9,838
TCF Financial Corp.	500	8,965
TD Ameritrade Holding Corp.*	900	18,054
Tejon Ranch Co.*	100	4,085
Texas Capital Bancshares, Inc.*	100	1,825
TFS Financial Corp.*	400	4,776
Thornburg Mortgage, Inc. (REIT)	400	3,696
TierOne Corp.	100	2,215
Torchmark Corp.	5,550	335,942
Torchmark Corp.	400	24,212
Tower Group, Inc.	100	3,340
Transatlantic Holdings, Inc.	100	7,267
Travelers Cos., Inc./The	2,500	134,500
Triad Guaranty, Inc.*	100	980
Trustco Bank Corp. NY	300	2,976
Trustmark Corp.	200	5,072
UCBH Holdings, Inc.	300	4,248
UDR, Inc. (REIT)	500	9,925
UMB Financial Corp.	200	7,672
Umpqua Holdings Corp.	200	3,068
UnionBanCal Corp.	200	9,782
United Bankshares, Inc.	100	2,802
United Community Banks, Inc./GA	100	1,580
United Community Financial Corp./OH	100	552
United Fire & Casualty Co.	100	2,909
Unitrin, Inc.	200	9,598
Unum Group	1,300	30,927
Urstadt Biddle Properties, Inc. (REIT) (Class A)	100	1,550
U-Store-It Trust	100	916
Valley National Bancorp	441	8,405
Ventas, Inc. (REIT)	500	22,625
Vornado Realty Trust (REIT)	500	43,975
W Holding Co., Inc.	400	484
Wachovia Corp.	7,473	284,198
Waddell & Reed Financial, Inc.	300	10,827
Washington Federal, Inc.	300	6,333
Washington Mutual, Inc.	9,075	123,511
Washington Real Estate Investment Trust (REIT)	200	6,282
Webster Financial Corp.	200	6,394
Weingarten Realty Investors (REIT)	300	9,432
Wells Fargo & Co.	12,813	386,824
WesBancom Inc,	100	2,060
Wesco Financial Corp,	8	3,256
West Coast Bancorp/OR	100	1,850
Westamerica Bancorporation*	100	4,455
Western Alliance Bancorp*	100	1,877
White Mountains Insurance Group Ltd.	33	16,964
Whitney Holding Corp.	200	5,230
Wilmington Trust Corp.	300	10,560
Wintrust Financial Corp.	100	3,313
World Acceptance Corp.*	100	2,698
WR Berkley Corp.	600	17,886
XL Capital Ltd. (Class A)	6,125	308,149
Zenith National Insurance Corp.	150	6,710
Zions Bancorporation	462	21,571
		13,817,338

Health Care -- 4.0%
Abaxis, Inc.*	100	3,586
Abbott Laboratories	5,800	325,670
Abraxis Bioscience, Inc.*	25	1,719
Adams Respiratory Therapeutics, Inc.*	100	5,974
Advanced Medical Optics, Inc.*	300	7,359
Aetna, Inc.	1,900	109,687
Affymetrix, Inc.*	200	4,628
Albany Molecular Research, Inc.*	100	1,438
Alexion Pharmaceuticals, Inc.*	200	15,006
Align Technology, Inc.*	200	3,336
Alkermes, Inc.*	300	4,677
Allergan, Inc.	1,157	74,326
Allscripts Healthcare Solutions, Inc.*	200	3,884
Alnylam Pharmaceuticals, Inc.*	100	2,908
Alpharma, Inc. (Class A)*	100	2,015
AMAG Pharmaceuticals, Inc.*	100	6,013
Amedisys, Inc.*	134	6,502
American Medical Systems Holdings, Inc.*	200	2,892
AMERIGROUP Corp.*	200	7,290
AmerisourceBergen Corp.	6,500	291,655
Amgen, Inc.*	8,901	413,362
AMN Healthcare Services, Inc.*	100	1,717
Amsurg Corp.	100	2,706
Amylin Pharmaceuticals, Inc.*	500	18,500
Analogic Corp.	100	6,772
Applera Corp - Celera Group*	300	4,761
Applera Corp - Applied Biosystems Group	700	23,744
APP Pharmaceuticals, Inc.*	100	1,027
Apria Healthcare Group, Inc.*	200	4,314
Arena Pharmaceuticals, Inc.*	100	783
Ariad Pharmaceuticals, Inc.*	200	850
Array Biopharma, Inc.*	200	1,684
Arthrocare Corp.*	100	4,805
Aspect Medical Systems, Inc.*	100	1,400
Auxilium Pharmaceuticals, Inc.*	200	5,998
Barr Pharmaceuticals, Inc.*	400	21,240
Baxter International, Inc.	2,500	145,125
Beckman Coulter, Inc.	300	21,840
Becton Dickinson & Co.	900	75,222
Biogen Idec, Inc.*	1,063	60,506
BioMarin Pharmaceutical, Inc.*	300	10,620
Bio-Rad Laboratories, Inc. (Class A)*	100	10,362
Boston Scientific Corp.*	4,947	57,534
Bristol-Myers Squibb Co.	16,450	436,254
Brookdale Senior Living, Inc.	100	2,841
Bruker BioSciences Corp.*	300	3,990
Cambrex Corp.	100	838
Cardinal Health, Inc.	1,400	80,850
Celgene Corp.*	1,400	64,694
Cell Genesys, Inc.*	200	460
Centene Corp.	100	2,744
Cephalon, Inc.*	300	21,528
Cepheid, Inc.*	200	5,270
Cerner Corp.*	300	16,920
Charles River Laboratories International, Inc.*	300	19,740
Chemed Corp.	100	5,588
Cigna Corp.	1,155	62,058
Community Health Systems, Inc.*	400	14,744
Conceptus, Inc.*	100	1,924
Conmed Corp.*	100	2,311
Cooper Cos., Inc./The	200	7,600
Covance, Inc.*	252	21,828
Coventry Health Care, Inc.*	600	35,550
Covidien Ltd.	1,900	84,151
CR Bard, Inc.	400	37,920
Cross Country Healthcare, Inc.*	100	1,424
Cubist Pharmaceuticals, Inc.*	200	4,102
CV Therapeutics, Inc.*	100	905
Cyberonics, Inc.*	100	1,316
Cypress Bioscience, Inc.*	100	1,103
DaVita, Inc.*	400	22,540
Dendreon Corp.*	400	2,488
Dentsply International, Inc.	600	27,012
Dionex Corp.*	100	8,286
Eclipsys Corp.*	100	2,531
Edwards Lifesciences Corp.*	200	9,198
Eli Lilly & Co.	3,700	197,543
Encysive Pharmaceuticals, Inc.*	200	170
Endo Pharmaceuticals Holdings, Inc.*	500	13,335
Enzo Biochem, Inc.*	100	1,274
Enzon Pharmaceuticals, Inc.*	200	1,906
eResearchTechnology, Inc.*	200	2,364
ev3, Inc.*	362	4,601
Exelixis, Inc.*	300	2,589
Express Scripts, Inc.*	800	58,400
Forest Laboratories, Inc.*	1,200	43,740
Genentech, Inc.*	1,800	120,726
Gen-Probe, Inc.*	200	12,586
Gentiva Health Services, Inc.*	100	1,904
Genzyme Corp.*	1,000	74,440
Geron Corp.*	200	1,136
Gilead Sciences, Inc.*	3,500	161,035
Greatbatch, Inc.*	100	1,999
Haemonetics Corp.*	100	6,302
Health Management Associates, Inc. (Class A)	900	5,382
Health Net, Inc.*	400	19,320
HealthExtras, Inc.*	100	2,608
Healthsouth Corp.*	300	6,300
Healthspring, Inc.*	200	3,810
Healthways, Inc.*	100	5,844
Henry Schein, Inc.*	300	18,420
Hillenbrand Industries, Inc.	200	11,146
HLTH Corp.*	604	8,094
HMS Holdings Corp.*	100	3,321
Hologic, Inc.*	508	34,869
Hospira, Inc.	600	25,584
Human Genome Sciences, Inc.*	400	4,176
Humana, Inc.*	600	45,186
ICU Medical, Inc.*	100	3,601
Idexx Laboratories, Inc.*	200	11,726
I-Flow Corp.*	100	1,578
Illumina, Inc.*	200	11,852
ImClone Systems, Inc.*	300	12,900
Immucor, Inc.*	300	10,197
IMS Health, Inc.	700	16,128
Incyte Corp.*	300	3,015
Integra LifeSciences Holdings Corp.*	100	4,193
InterMune, Inc.*	100	1,333
Intuitive Surgical, Inc.*	141	45,755
Invacare Corp.	100	2,520
inVentiv Health, Inc.*	100	3,096
Inverness Medical Innovations, Inc.*	300	16,854
Invitrogen Corp.*	200	18,682
Isis Pharmaceuticals, Inc.*	200	3,150
Johnson & Johnson	14,725	982,158
Kendle International, Inc.*	100	4,892
Keryx Biopharmaceuticals, Inc.*	100	840
Kindred Healthcare, Inc.*	100	2,498
Kinetic Concepts, Inc.*	200	10,712
King Pharmaceuticals, Inc.*	800	8,192
KV Pharmaceutical Co. (Class A)*	100	2,854
Laboratory Corp of America Holdings*	500	37,765
LCA-Vision, Inc.	100	1,997
Lifecell Corp.*	100	4,311
LifePoint Hospitals, Inc.*	200	5,948
Lincare Holdings, Inc.*	400	14,064
Luminex Corp.*	100	1,624
Magellan Health Services, Inc.*	100	4,663
MannKind Corp.*	100	796
Martek Biosciences Corp.*	100	2,958
Matria Healthcare, Inc.*	100	2,377
McKesson Corp.	1,173	76,843
Medarex, Inc.*	400	4,168
Medco Health Solutions, Inc.*	1,100	111,540
Medicines Co./The	200	3,832
Medicis Pharmaceutical Corp. (Class A)	200	5,194
Medtronic, Inc.	4,300	216,161
Mentor Corp.	100	3,910
Merck & Co., Inc.	8,200	476,502
Meridian Bioscience, Inc.	150	4,512
Merit Medical Systems, Inc.*	100	1,390
MGI Pharma, Inc.*	300	12,159
Millennium Pharmaceuticals, Inc.*	1,300	19,474
Millipore Corp.*	200	14,636
Mylan, Inc.	1,200	16,872
Myriad Genetics, Inc.*	200	9,284
Nabi Biopharmaceuticals*	200	722
Nektar Therapeutics*	300	2,013
Neurocrine Biosciences, Inc.*	100	454
Noven Pharmaceuticals, Inc.*	100	1,388
NuVasive, Inc.*	100	3,952
Odyssey HealthCare, Inc.*	100	1,106
Omnicare, Inc.	500	11,405
Omnicell, Inc.*	200	5,386
Onyx Pharmaceuticals, Inc.*	200	11,124
OraSure Technologies, Inc.*	200	1,778
Orthofix International NV*	100	5,797
OSI Pharmaceuticals, Inc.*	212	10,284
Owens & Minor, Inc.	100	4,243
Palomar Medical Technologies, Inc.*	100	1,532
Par Pharmaceutical Cos., Inc.*	100	2,400
Parexel International Corp.*	100	4,830
Patterson Cos., Inc.*	500	16,975
PDL BioPharma, Inc.*	400	7,008
Pediatrix Medical Group, Inc.*	200	13,630
Penwest Pharmaceuticals Co.*	100	585
PerkinElmer, Inc.	400	10,408
Perrigo Co.	300	10,503
Pfizer, Inc.	40,211	913,996
Pharmaceutical Product Development, Inc.	400	16,148
PharmaNet Development Group, Inc.*	100	3,921
PharMerica Corp.*	102	1,416
Pharmion Corp.*	100	6,286
Phase Forward, Inc.*	100	2,175
Progenics Pharmaceuticals, Inc.*	100	1,807
Protalix BioTherapeutics, Inc.*	100	340
PSS World Medical, Inc.*	200	3,914
Psychiatric Solutions, Inc.*	200	6,500
Quest Diagnostics, Inc.	600	31,740
Regeneron Pharmaceuticals, Inc.*	200	4,830
RehabCare Group, Inc.*	100	2,256
Res-Care, Inc.*	100	2,516
Resmed, Inc.*	300	15,759
Respironics, Inc.*	300	19,644
Rigel Pharmaceuticals, Inc.*	100	2,539
Salix Pharmaceuticals Ltd.*	100	788
Savient Pharmaceuticals, Inc.*	300	6,891
Schering-Plough Corp.	6,100	162,504
Sciele Pharma, Inc.*	100	2,045
Senomyx, Inc.*	100	749
Sepracor, Inc.	400	10,500
Sierra Health Services, Inc.*	200	8,392
Sirona Dental Systems, Inc.*	100	3,348
SonoSite, Inc.*	100	3,367
St. Jude Medical, Inc.*	1,300	52,832
STERIS Corp.	200	5,768
Stryker Corp.	1,200	89,664
Sun Healthcare Group, Inc.*	200	3,434
Sunrise Senior Living, Inc.*	200	6,136
SuperGen, Inc.*	200	730
SurModics, Inc.*	100	5,427
Symmetry Medical, Inc*	100	1,743
Techne Corp.*	200	13,210
Telik, Inc.*	200	694
Tenet Healthcare Corp.*	1,900	9,652
Thermo Fisher Scientific, Inc.*	1,600	92,288
Thoratec Corp.*	200	3,638
Trizetto Group*	100	1,737
United Therapeutics Corp.*	100	9,765
UnitedHealth Group, Inc.	5,026	292,513
Universal American Corp.*	100	2,559
Universal Health Services, Inc. (Class B)	200	10,240
Valeant Pharmaceuticals International*	300	3,591
Varian Medical Systems, Inc.*	500	26,080
Varian, Inc.*	100	6,530
VCA Antech, Inc.*	300	13,269
Ventana Medical Systems, Inc.*	100	8,723
Vertex Pharmaceuticals, Inc.*	500	11,615
Viropharma, Inc.*	200	1,588
Vital Images, Inc.*	100	1,807
Warner Chilcott Ltd. (Class A)*	300	5,319
Waters Corp.*	400	31,628
Watson Pharmaceuticals, Inc.*	400	10,856
WellCare Health Plans, Inc.*	200	8,482
WellPoint, Inc.*	2,147	188,356
West Pharmaceutical Services, Inc.	100	4,059
Wright Medical Group, Inc.*	100	2,917
Wyeth	5,100	225,369
XenoPort, Inc.*	100	5,588
Zimmer Holdings, Inc.*	952	62,975
Zoll Medical Corp.*	200	5,344
Zymogenetics, Inc.*	100	1,167
		8,507,148

Industrials -- 3.6%
3M Co.	2,753	232,133
AAR Corp.*	100	3,803
ABM Industries, Inc.	100	2,039
ABX Holdings, Inc.*	200	836
ACCO Brands Corp.*	100	1,604
Actuant Corp. (Class A)	200	6,802
Acuity Brands, Inc.	200	9,000
Administaff, Inc.	100	2,828
Advisory Board Co./The	100	6,419
Aecom Technology Corp.*	100	2,857
AGCO Corp.*	400	27,192
Aircastle Ltd.	100	2,633
Airtran Holdings, Inc.*	300	2,148
Alaska Air Group, Inc.*	200	5,002
Albany International Corp.	100	3,710
Alexander & Baldwin, Inc.	200	10,332
Alliant Techsystems, Inc.*	100	11,376
Allied Waste Industries, Inc.*	1,200	13,224
Amerco, Inc.*	47	3,087
American Commercial Lines, Inc.*	200	3,248
American Reprographics Co.*	100	1,648
American Science & Engineering, Inc.	100	5,675
American Superconductor Corp.*	100	2,734
Ameron International Corp.	56	5,160
Ametek, Inc.	450	21,078
AMR Corp.*	900	12,627
AO Smith Corp.	100	3,505
Apogee Enterprises, Inc.	100	1,711
Applied Industrial Technologies, Inc.	150	4,353
Arkansas Best Corp.	100	2,194
Armstrong World Industries, Inc.*	100	4,011
Astec Industries, Inc.*	100	3,719
ASV, Inc.*	100	1,385
Atlas Air Worldwide Holdings, Inc.*	100	5,422
Avery Dennison Corp.	400	21,256
Avis Budget Group, Inc.*	360	4,680
Badger Meter, Inc.	100	4,495
Baldor Electric Co.	200	6,732
Barnes Group, Inc.	200	6,678
BE Aerospace, Inc.*	400	21,160
Beacon Roofing Supply, Inc.*	150	1,263
Belden, Inc.	200	8,900
Blount International, Inc.*	100	1,231
Boeing Co.	2,951	258,094
Bowne & Co., Inc.	100	1,760
Brady Corp. (Class A)	200	7,018
Briggs & Stratton Corp.	200	4,532
Brink's Co./The	200	11,948
Bucyrus International, Inc.	150	14,909
Burlington Northern Santa Fe Corp.	1,400	116,522
Carlisle Cos., Inc.	200	7,406
Cascade Corp.	100	4,646
Caterpillar, Inc.	2,400	174,144
CBIZ, Inc.	200	1,962
Celadon Group, Inc.*	100	916
Cenveo, Inc.*	200	3,494
Ceradyne, Inc.*	100	4,693
CH Robinson Worldwide, Inc.	700	37,884
ChoicePoint, Inc.*	300	10,926
Cintas Corp.	500	16,810
CIRCOR International, Inc.	100	4,636
Clarcor, Inc.	200	7,594
Clean Harbors, Inc.*	100	5,170
Comfort Systems USA, Inc.	100	1,278
Commercial Vehicle Group, Inc.*	100	1,450
Consolidated Graphics, Inc.*	100	4,782
Continental Airlines, Inc. (Class B)*	400	8,900
Con-way, Inc.*	200	8,308
Cooper Industries Ltd. (Class A)	700	37,016
Copa Holdings SA (Class A)	100	3,757
Copart, Inc.*	300	12,765
Corporate Executive Board Co.	200	12,020
Corrections Corp. of America*	600	17,706
CoStar Group, Inc.*	100	4,725
Covanta Holding Corp.*	400	11,064
CRA International, Inc.*	100	4,761
Crane Co.	200	8,580
CSX Corp.	1,700	74,766
Cubic Corp	100	3,920
Cummins, Inc.	400	50,948
Curtiss-Wright Corp.	200	10,040
Danaher Corp.	900	78,966
Deere & Co.	1,676	156,069
Delta Air Lines, Inc.*	900	13,401
Deluxe Corp.	200	6,578
Diamond Management & Technology Consultants, Inc.	100	727
Dollar Thrifty Automotive Group*	100	2,368
Donaldson Co., Inc.	300	13,914
Dover Corp.	800	36,872
DRS Technologies, Inc.	126	6,838
Dun & Bradstreet Corp.	200	17,726
Dynamic Materials Corp.	100	5,890
DynCorp Internationa,l Inc.*	100	2,688
Eagle Bulk Shipping, Inc.	200	5,310
Eaton Corp.	600	58,170
EMCOR Group, Inc.*	200	4,726
Emerson Electric Co.	3,000	169,980
Encore Wire Corp.	100	1,592
Energy Conversion Devices, Inc.*	100	3,365
EnergySolutions, Inc.*	200	5,398
EnerSys*	200	4,992
Ennis, Inc.	100	1,800
EnPro Industries, Inc.*	100	3,065
Equifax, Inc.	655	23,816
ESCO Technologies, Inc.	100	3,994
Esterline Technologies Corp.*	100	5,175
Evergreen Solar, Inc.*	200	3,454
Expeditors International Washington, Inc.	800	35,744
ExpressJet Holdings, Inc.*	200	496
Fastenal Co.	500	20,210
Federal Signal Corp.	200	2,244
FedEx Corp.	1,149	102,456
First Solar, Inc.*	142	37,934
Flowserve Corp.	200	19,240
Fluor Corp.	347	50,565
Force Protection, Inc.*	200	936
Forward Air Corp.	100	3,117
Foster Wheeler Ltd.*	300	46,506
Franklin Electric Co., Inc.	100	3,827
FreightCar America, Inc.	100	3,500
FTI Consulting, Inc.*	200	12,328
FuelCell Energy, Inc.*	200	1,984
G&K Services, Inc. (Class A)	100	3,752
Gardner Denver, Inc.*	200	6,600
GATX Corp.	200	7,336
Genco Shipping & Trading Ltd.	100	5,476
GenCorp, Inc.*	200	2,332
General Cable Corp.*	200	14,656
General Dynamics Corp.	1,500	133,485
General Electric Co.	38,815	1,438,872
Genesee & Wyoming, Inc.*	150	3,626
Genlyte Group, Inc.*	100	9,520
Geo Group, Inc. (The)*	300	8,400
Gibraltar Industries, Inc.	100	1,542
Goodman Global, Inc.*	100	2,454
Goodrich Corp.	500	35,305
Graco, Inc.	300	11,178
GrafTech International Ltd.*	300	5,325
Granite Construction, Inc.	100	3,618
Griffon Corp.*	100	1,245
Harsco Corp.	400	25,628
Healthcare Services Group	150	3,177
Heartland Express, Inc.	266	3,772
Heico Corp.	100	5,448
Heidrick & Struggles International, Inc.	100	3,711
Herman Miller, Inc.	200	6,478
Hertz Global Holdings, Inc.*	1,200	19,068
Hexcel Corp.*	300	7,284
HIS, Inc. (Class A)*	100	6,056
HNI Corp.	200	7,012
Honeywell International, Inc.	2,900	178,553
Horizon Lines, Inc. (Class A)	100	1,864
HUB Group, Inc. (Class A)*	200	5,316
Hubbell, Inc. (Class B)	200	10,320
Hudson Highland Group, Inc.*	100	841
Huron Consulting Group, Inc.*	100	8,063
IDEX Corp.	300	10,839
II-VI, Inc.*	100	3,055
IKON Office Solutions, Inc.	400	5,208
Illinois Tool Works, Inc.	1,900	101,726
Ingersoll-Rand Co., Ltd. (Class A)	1,100	51,117
Insituform Technologies, Inc.*	100	1,480
Interface, Inc. (Class A)	200	3,264
Interline Brands, Inc.*	100	2,191
ITT Corp.	700	46,228
Jacobs Engineering Group, Inc.*	500	47,805
JB Hunt Transport Services, Inc.	400	11,020
JetBlue Airways Corp.*	550	3,245
Joy Global, Inc.	450	29,619
Kadant, Inc.*	100	2,967
Kaman Corp.	100	3,681
Kansas City Southern*	300	10,299
Kaydon Corp.	100	5,454
KBR, Inc.*	675	26,190
Kelly Services, Inc. (Class A)	100	1,866
Kenexa Corp.*	100	1,942
Kennametal Inc.	400	15,144
Kforce, Inc.*	100	975
Kimball International, Inc. (Class B)	100	1,370
Kirby Corp.*	200	9,296
Knight Transportation, Inc.	150	2,222
Knoll, Inc.	100	1,643
Korn/Ferry International*	100	1,882
L-3 Communications Holdings., Inc.	500	52,970
Ladish Co., Inc.	100	4,319
Landstar System, Inc.	200	8,430
Layne Christensen Co.*	84	4,134
LECG Corp.*	100	1,506
Lennox International, Inc.	200	8,284
Lincoln Electric Holdings, Inc.	200	14,236
Lindsay Corp.	100	7,069
Lockheed Martin Corp.	1,300	136,838
LSI Industries, Inc.	100	1,820
M&F Worldwide Corp.*	100	5,385
Manitowoc Co., Inc./The	492	24,024
Manpower, Inc.	351	19,972
Masco Corp.	1,500	32,415
McDermott International, Inc.*	800	47,224
Mcgrath Rentcorp	100	2,575
Medis Technologies Ltd.*	100	1,543
Middleby Corp.*	70	5,363
Mine Safety Appliances Co.	100	5,187
Mobile Mini, Inc.*	200	3,708
Monster Worldwide, Inc.*	500	16,200
Moog, Inc. (Class A)*	100	4,581
MSC Industrial Direct Co.	200	8,094
Mueller Industries, Inc.	100	2,899
Mueller Water Products, Inc. (Class A)	500	4,760
NACCO Industries, Inc. (Class A)	28	2,791
Navigant Consulting, Inc.*	200	2,734
NCI Building Systems, Inc.*	100	2,879
Nordson Corp.	100	5,796
Norfolk Southern Corp.	1,500	75,660
Northrop Grumman Corp.	3,500	275,240
Northwest Airlines Corp.*	1,000	14,510
Old Dominion Freight Line, Inc.*	150	3,467
Orbital Sciences Corp.*	200	4,904
Oshkosh Truck Corp.	300	14,178
Owens Corning, Inc.*	400	8,088
Paccar, Inc.	1,450	78,996
Pacer International,* Inc.	100	1,460
Pall Corp.	500	20,160
Parker Hannifin Corp.	700	52,717
Pentair, Inc.	400	13,924
PeopleSupport, Inc.*	100	1,368
Perini Corp.*	100	4,142
PHH Corp.	200	3,528
Pitney Bowes, Inc.	800	30,432
Power-One, Inc.*	300	1,197
Precision Castparts Corp.	500	69,350
Quanta Services, Inc.*	622	16,321
Raven Industries, Inc.	100	3,839
Raytheon Co.	1,700	103,190
RBC Bearings, Inc.*	100	4,346
Regal-Beloit Corp.	100	4,495
Republic Airways Holdings, Inc.*	100	1,959
Republic Services, Inc.	750	23,513
Resources Connection, Inc.	200	3,632
Robbins & Myers, Inc.	100	7,563
Robert Half International, Inc.	600	16,224
Rockwell Automation, Inc.	600	41,376
Rockwell Collins, Inc.	600	43,182
Rollins, Inc.	150	2,880
Roper Industries, Inc.	300	18,762
RR Donnelley & Sons Co.	800	30,192
Rush Enterprises, Inc. (Class A)*	150	2,727
Ryder System, Inc.	200	9,402
Saia, Inc.*	100	1,330
School Specialty, Inc.*	100	3,455
Shaw Group, Inc./The*	300	18,132
Simpson Manufacturing Co., Inc.	100	2,659
Skywest, Inc.	200	5,370
Southwest Airlines Co.	3,000	36,600
Spherion Corp.*	200	1,456
Spirit Aerosystems Holdings, Inc. (Class A)*	300	10,350
SPX Corp.	200	20,570
Steelcase, Inc.	200	3,174
Stericycle, Inc.*	400	23,760
Sunpower Corp. (Class A)*	100	13,039
Superior Essex, Inc.*	100	2,400
Taser International, Inc.*	200	2,878
Tecumseh Products Co. (Class A)*	100	2,341
Teledyne Technologies, Inc.*	100	5,333
Teleflex, Inc.	200	12,602
TeleTech Holdings, Inc.*	100	2,127
Tennant Co.	100	4,429
Terex Corp.*	400	26,228
Tetra Tech, Inc.*	200	4,300
Textron, Inc.	1,000	71,300
Thomas & Betts Corp.*	200	9,808
Timken Co.	300	9,855
Titan International, Inc.	100	3,126
Toro Co.	200	10,888
Trane, Inc.	700	32,697
Tredegar Corp.	100	1,608
Trinity Industries, Inc.	300	8,328
Triumph Group, Inc.	100	8,235
TrueBlue, Inc.*	200	2,896
Tyco International Ltd.	1,900	75,335
UAL Corp.	400	14,264
UAP Holding Corp.	200	7,720
Union Pacific Corp.	1,000	125,620
United Parcel Service, Inc. (Class B)	2,500	176,800
United Rentals, Inc.*	400	7,344
United Stationers, Inc.*	100	4,621
United Technologies Corp.	3,800	290,852
Universal Forest Products, Inc.	100	2,946
URS Corp.*	300	16,299
US Airways Group, Inc.*	348	5,119
USG Corp.*	300	10,737
UTi Worldwide, Inc.	400	7,840
Valmont Industries, Inc.	100	8,912
Viad Corp.	100	3,158
Vicor Corp.	100	1,559
Wabash National Corp.	100	769
Wabtec Corp.	200	6,888
Walter Industries, Inc.	200	7,186
Waste Connections, Inc.*	300	9,270
Waste Management, Inc.	2,000	65,340
Watsco, Inc.	100	3,676
Watson Wyatt Worldwide, Inc. (Class A)	200	9,282
Watts Water Technologies, Inc. (Class A)	100	2,980
Werner Enterprisesm Inc,	200	3,406
WESCO International Inc.*	200	7,928
Woodward Governor Co.	100	6,795
WW Grainger, Inc.	300	26,256
YRC Worldwide, Inc.*	200	3,418
		7,558,996
Information Technology --5.2%
3Com Corp.*	1,300	5,876
Acacia Research - Acacia Technologies*	100	898
Accenture Ltd. (Class A)	2,200	79,266
ACI Worldwide, Inc.*	100	1,904
Actel Corp.*	100	1,366
Activision, Inc.*	1,100	32,670
Acxiom Corp.	300	3,519
Adaptec, Inc.*	400	1,352
ADC Telecommunications, Inc.*	400	6,220
Adobe Systems, Inc.*	2,276	97,253
Adtran, Inc.	200	4,276
Advanced Energy Industries, Inc.*	100	1,308
Advanced Micro Devices, Inc.*	2,100	15,750
Advent Software, Inc.*	100	5,410
Affiliated Computer Services, Inc. (Class A)*	5,575	251,433
Agilent Technologies, Inc.*	1,531	56,249
Agilysys, Inc.	80	1,210
Akamai Technologies, Inc.*	600	20,760
Alcatel-Lucent ADR	13,000	95,160
Alliance Data Systems Corp.*	300	22,497
Altera Corp.	1,400	27,048
Amdocs Ltd.*	700	24,129
AMIS Holdings, Inc.*	200	2,004
Amkor Technology, Inc.*	400	3,412
Amphenol Corp. (Class A)	800	37,096
Anadigics, Inc.*	300	3,471
Analog Devices, Inc.	1,300	41,210
Anixter International, Inc.	100	6,227
Ansys, Inc.*	300	12,438
Apple, Inc.*	3,234	640,591
Applied Materials, Inc.	5,100	90,576
Applied Micro Circuits Corp.*	250	2,185
Ariba, Inc.*	200	2,230
Arris Group, Inc.*	391	3,902
Arrow Electronics, Inc.*	500	19,640
Aspen Technology, Inc.*	200	3,244
Atheros Communications, Inc.*	200	6,108
Atmel Corp.*	1,400	6,048
ATMI, Inc.*	100	3,225
Autodesk, Inc.*	900	44,784
Automatic Data Processing, Inc.	2,090	93,068
Avid Technology, Inc.*	200	5,668
Avnet, Inc.*	500	17,485
Avocent Corp.*	200	4,662
AVX Corp.	200	2,684
Axcelis Technologies, Inc.*	300	1,380
BEA Systems, Inc.*	1,500	23,670
BearingPoint, Inc.*	600	1,698
Benchmark Electronics, Inc.*	250	4,433
Black Box Corp.	100	3,617
Blackbaud, Inc.	100	2,804
Blackboard, Inc.*	100	4,025
Blue Coat Systems, Inc.*	200	6,574
BMC Software, Inc.*	800	28,512
Borland Software Corp.*	300	903
Brightpoint, Inc.*	270	4,147
Broadcom Corp. (Class A)*	1,700	44,438
Broadridge Financial Solutions, Inc.	550	12,337
Brocade Communications Systems, Inc.*	1,600	11,744
Brooks Automation, Inc.*	311	4,108
CA, Inc.	1,600	39,920
Cabot Microelectronics Corp.*	100	3,591
CACI International, Inc. (Class A)*	100	4,477
Cadence Design Systems, Inc.*	1,100	18,711
Checkpoint Systems, Inc.*	100	2,598
Ciber, Inc.*	200	1,222
Ciena Corp.*	271	9,244
Cirrus Logic, Inc.*	300	1,584
Cisco Systems, Inc.*	22,800	617,196
Citrix Systems, Inc.*	700	26,607
CMGI, Inc.*	160	2,094
CNET Networks, Inc.*	400	3,656
Cogent, Inc.*	100	1,115
Cognex Corp.	200	4,030
Cognizant Technology Solutions Corp. (Class A)*	1,104	37,470
Cohu, Inc.	100	1,530
CommScope, Inc.*	215	10,580
Commvault Systems, Inc.*	200	4,236
Computer Sciences Corp.*	700	34,629
Compuware Corp.*	1,300	11,544
Comtech Telecommunications Corp.*	100	5,401
Concur Technologies, Inc.*	100	3,621
Conexant Systems, Inc.*	1,600	1,328
Convergys Corp.*	500	8,230
Corning, Inc.	5,900	141,541
Credence Systems Corp.*	300	726
Cree, Inc.*	300	8,241
CSG Systems International, Inc.*	200	2,944
CTS Corp.	100	993
Cybersource Corp.*	300	5,331
Cymer, Inc.*	200	7,786
Cypress Semiconductor Corp.*	600	21,618
Daktronics, Inc.	200	4,514
DealerTrack Holdings, Inc.*	100	3,347
Dell, Inc.*	8,500	208,335
Diebold, Inc.	300	8,694
Digital River, Inc.*	200	6,614
Diodes, Inc.*	150	4,511
Dolby Laboratories, Inc. (Class A)*	200	9,944
DSP Group, Inc.*	100	1,220
DST Systems, Inc.*	200	16,510
DTS, Inc.*	100	2,557
Dycom Industries, Inc.*	160	4,264
Earthlink, Inc.*	400	2,828
eBay, Inc.*	4,300	142,717
Echelon Corp.*	100	2,064
Electro Scientific Industries, Inc.*	100	1,985
Electronic Arts, Inc.*	1,200	70,092
Electronic Data Systems, Corp.	1,900	39,387
Electronics for Imaging*	200	4,496
EMC Corp/MA*	7,800	144,534
Emulex Corp.*	300	4,896
Entegris, Inc.*	400	3,452
Epicor Software Corp.*	200	2,356
Equinix, Inc.*	147	14,857
Euronet Worldwide, Inc.*	100	3,000
Exar Corp.*	100	797
Extreme Networks*	400	1,416
F5 Networks Inc	400	11,408
Factset Research Systems, Inc.	200	11,140
Fair Isaac Corp.	200	6,430
Fairchild Semiconductor International, Inc.*	400	5,772
FEI Co.*	100	2,483
Fidelity National Information Services Inc	722	30,028
Finisar Corp.*	700	1,015
Fiserv, Inc.*	700	38,843
Flir Systems, Inc.*	532	16,652
Formfactor, Inc.*	200	6,620
Foundry Networks, Inc.*	600	10,512
Gartner, Inc.*	200	3,512
Genesis Microchip, Inc.*	100	857
Gevity HR, Inc.	100	769
Global Cash Access Holdings, Inc.*	100	606
Global Payments, Inc.	300	13,956
Google Inc. (Class A)*	857	592,598
Harmonic, Inc.*	300	3,144
Harris Corp.	500	31,340
Hewitt Associates, Inc. (Class A)*	500	19,145
Hewlett-Packard Co.	10,110	510,353
Hittite Microwave Corp.*	100	4,776
Hutchinson Technology, Inc.*	100	2,632
Hypercom Corp.*	200	996
Imation Corp.	100	2,100
Informatica Corp.*	300	5,406
Infospace, Inc.	100	1,880
infoUSA, Inc.	100	893
Ingram Micro, Inc.*	500	9,020
Insight Enterprises, Inc.*	200	3,648
Integrated Device Technology, Inc.*	660	7,465
Intel Corp.	21,924	584,494
InterDigital, Inc.*	200	4,666
Intermec, Inc.*	200	4,062
Internap Network Services Corp.*	200	1,666
International Business Machines Corp.	5,107	552,067
International Rectifier Corp.*	300	10,191
Internet Capital Group, Inc.*	100	1,174
Intersil Corp. (Class A)	500	12,240
InterVoice, Inc.*	100	799
Interwoven, Inc.*	200	2,844
Intevac, Inc.*	100	1,454
Intuit, Inc.*	1,300	41,093
Ipass, Inc.*	200	812
Iron Mountain, Inc.*	700	25,914
Itron, Inc.*	100	9,597
Ixia*	100	948
j2 Global Communications, Inc.*	200	4,234
Jabil Circuit, Inc.	700	10,689
Jack Henry & Associates, Inc.	300	7,302
JDA Software Group, Inc.*	100	2,046
JDS Uniphase Corp.*	712	9,470
Juniper Networks, Inc.*	2,100	69,720
Kemet Corp.*	300	1,989
Kla-Tencor Corp.	800	38,528
Knot, Inc./The*	100	1,594
Kulicke & Soffa Industries, Inc.*	200	1,372
L-1 Identity Solutions, Inc.*	141	2,531
Lam Research Corp.*	500	21,615
Lattice Semiconductor Corp.*	400	1,300
Lawson Software, Inc.*	400	4,096
Lexmark International, Inc. (Class A)*	400	13,944
Linear Technology Corp.	900	28,647
Lionbridge Technologies*	200	710
Littelfuse, Inc.*	100	3,296
LoJack Corp.*	100	1,681
Loral Space & Communications, Inc.*	100	3,425
LSI Corp.*	2,996	15,909
LTX Corp.*	200	636
Macrovision Corp.*	200	3,666
Magma Design Automation, Inc.*	100	1,221
Manhattan Associates, Inc.*	100	2,636
Mantech International Corp. (Class A)*	100	4,382
Marchex, Inc. (Class B)	100	1,086
Marvell Technology Group Ltd.*	1,700	23,766
MasTec, Inc.*	100	1,017
Mastercard, Inc. (Class A)	291	62,623
Mattson Technology, Inc.*	200	1,712
MAXIMUS, Inc.	100	3,861
McAfee, Inc.*	600	22,500
MEMC Electronic Materials, Inc.*	900	79,641
Mentor Graphics Corp.*	300	3,234
Mercadolibre, Inc.*	100	7,388
Mercury Computer Systems, Inc.*	100	1,611
Metavante Technologies, Inc.*	311	7,253
Methode Electronics, Inc.	100	1,644
Mettler Toledo International, Inc.*	200	22,760
Micrel, Inc.	200	1,690
Microchip Technology, Inc.	800	25,136
Micron Technology, Inc.*	2,677	19,408
Micros Systems, Inc.*	200	14,032
Microsemi Corp.*	200	4,428
Microsoft Corp.	37,160	1,322,896
MicroStrategy, Inc.*	48	4,565
Microtune, Inc.*	200	1,306
Midway Games, Inc.*	100	276
MKS Instruments, Inc.*	100	1,914
Molex, Inc.	500	13,650
MoneyGram International, Inc.	300	4,611
Motorola, Inc.	8,600	137,944
Move, Inc.*	500	1,225
MPS Group, Inc.*	300	3,282
MTS Systems Corp.	100	4,267
National Instruments Corp.	200	6,666
National Semiconductor Corp.	1,200	27,168
NAVTEQ Corp.*	400	30,240
NCR Corp.*	700	17,570
Net 1 UEPS Technologies, Inc.*	200	5,872
Netgear, Inc.*	100	3,567
Netlogic Microsystems, Inc.*	100	3,220
Network Appliance, Inc.*	1,400	34,944
NeuStar, Inc. (Class A)*	300	8,604
Newport Corp.*	100	1,279
Novatel Wireless, Inc.*	100	1,620
Novell, Inc.*	1,200	8,244
Novellus Systems, Inc.*	500	13,785
Nuance Communications, Inc.*	500	9,340
Nvidia Corp.*	2,050	69,741
Omniture, Inc.*	100	3,329
Omnivision Technologies, Inc.*	200	3,130
ON Semiconductor Corp.*	1,000	8,880
Openwave Systems, Inc.	300	780
Oracle Corp.*	20,790	469,438
Packeteer, Inc.*	100	616
Palm, Inc.	300	1,902
Parametric Technology Corp.*	360	6,426
Park Electrochemical Corp.	100	2,824
Paychex, Inc.	1,300	47,086
PDF Solutions, Inc.*	100	901
Perot Systems Corp. (Class A)*	300	4,050
Photronics, Inc.	100	1,247
Plantronics, Inc.	200	5,200
Plexus Corp.*	200	5,252
PMC - Sierra, Inc.*	600	3,924
Polycom, Inc.*	300	8,334
Powerwave Technologies, Inc.*	300	1,209
Progress Software Corp.*	100	3,368
QLogic Corp.*	600	8,520
Qualcomm, Inc.	6,300	247,905
Quality Systems, Inc.	100	3,049
Quantum Corp.*	600	1,614
Quest Software, Inc.*	200	3,688
Rackable Systems, Inc.*	100	1,000
Radisys Corp.*	100	1,340
Rambus, Inc.*	300	6,282
RealNetworks, Inc.*	400	2,436
Red Hat, Inc.*	800	16,672
RF Micro Devices, Inc.*	600	3,426
Riverbed Technology, Inc.*	100	2,674
Rofin-Sinar Technologies, Inc.*	200	9,622
Rogers Corp.*	100	4,337
S1 Corp.*	225	1,643
SAIC, Inc.*	544	10,945
Salesforce.com, Inc.*	400	25,076
SanDisk Corp.*	800	26,536
Sanmina-SCI Corp.*	1,700	3,094
Sapient Corp.*	300	2,643
SAVVIS, Inc.*	200	5,582
Scansource, Inc.*	200	6,470
Seagate Technology	2,000	51,000
Secure Computing Corp.*	100	960
Semtech Corp.*	200	3,104
Sigma Designs, Inc.*	100	5,520
Silicon Image, Inc.*	300	1,356
Silicon Laboratories, Inc.*	200	7,486
Silicon Storage Technology, Inc.*	300	897
SiRF Technology Holdings, Inc.*	200	5,026
Skyworks Solutions, Inc.*	500	4,250
Sohu.com, Inc.*	100	5,452
Solera Holdings, Inc.*	100	2,478
Sonic Solutions, Inc.*	100	1,039
SonicWALL, Inc.*	200	2,144
Sonus Networks, Inc.*	800	4,664
Spansion, Inc. (Class A)*	200	786
SPSS, Inc.*	100	3,591
SRA International, Inc. (Class A)*	100	2,945
Standard Microsystems Corp.*	100	3,907
Sun Microsystems, Inc.*	3,425	62,095
Supertex, Inc.*	100	3,129
Sybase, Inc.*	300	7,827
Sycamore Networks, Inc.*	600	2,304
SYKES Enterprises, Inc.*	100	1,800
Symantec Corp.*	3,300	53,262
Symmetricom, Inc.*	200	942
Synaptics, Inc.*	100	4,116
Synchronoss Technologies, Inc.*	100	3,544
Synopsys, Inc.*	500	12,965
Take-Two Interactive Software, Inc.*	200	3,690
Tech Data Corp.*	200	7,544
Technitrol, Inc.	100	2,858
Tekelec*	200	2,500
Telefonaktiebolaget LM Ericsson ADR	12,250	286,038
Tellabs, Inc.*	1,500	9,810
Teradata Corp.*	700	19,187
Teradyne, Inc.*	800	8,272
Tessera Technologies, Inc.*	200	8,320
Texas Instruments, Inc.	5,400	180,360
THQ, Inc.*	250	7,048
TIBCO Software, Inc.*	700	5,649
TNS, Inc.	100	1,775
Total System Services, Inc.	100	2,800
Trident Microsystems, Inc.*	200	1,312
Trimble Navigation Ltd.*	400	12,096
TriQuint Semiconductor, Inc.*	500	3,315
TTM Technologies, Inc.*	200	2,332
Tyco Electronics Ltd.	1,900	70,547
Tyler Technologies, Inc.*	100	1,289
Ultimate Software Group, Inc.*	100	3,147
Ultratech, Inc.*	100	1,134
Unisys Corp.*	1,100	5,203
United Online, Inc.	200	2,364
Universal Display Corp.*	100	2,067
Utstarcom, Inc.*	300	825
Valueclick, Inc.*	300	6,570
Varian Semiconductor Equipment Associates, Inc.*	375	13,875
Vasco Data Security International, Inc.*	100	2,792
Veeco Instruments, Inc.*	100	1,670
VeriFone Holdings, Inc.*	200	4,650
VeriSign, Inc.*	900	33,849
Viasat, Inc.*	100	3,443
Vignette Corp.*	100	1,461
Vishay Intertechnology, Inc.*	800	9,128
VistaPrint Ltd.*	200	8,570
Vmware, Inc. (Class A)*	140	11,899
Websense, Inc.*	200	3,396
Western Digital Corp.*	900	27,189
Western Union Co. /The	3,000	72,840
Wind River Systems, Inc.*	200	1,786
Wright Express Corp.*	100	3,549
Xerox Corp.	3,600	58,284
Xilinx, Inc.	1,300	28,431
Yahoo!, Inc.*	4,555	105,949
Zebra Technologies Corp.*	300	10,410
Zoran Corp.*	200	4,502
		10,921,092
Materials -- 1.1%
AbitibiBowater, Inc.	341	7,028
Air Products & Chemicals, Inc.	800	78,904
Airgas, Inc.	300	15,633
AK Steel Holding Corp.*	400	18,496
Albemarle Corp.	400	16,500
Alcoa, Inc.	3,215	117,508
Allegheny Technologies, Inc.	400	34,560
AMCOL International Corp.	100	3,603
Apex Silver Mines Ltd.*	300	4,572
Aptargroup, Inc.	300	12,273
Arch Chemicals, Inc.	100	3,675
Ashland, Inc.	200	9,486
Ball Corp.	400	18,000
Bemis Co., Inc.	400	10,952
Brush Engineered Materials, Inc.*	100	3,702
Cabot Corp.	200	6,668
Calgon Carbon Corp.*	200	3,178
Carpenter Technology Corp.	200	15,034
Celanese Corp. (Class A)	500	21,160
Century Aluminum Co.*	100	5,394
CF Industries Holdings, Inc.	200	22,012
Chemtura Corp.	800	6,240
Chesapeake Corp.	100	519
Cleveland-Cliffs, Inc.	200	20,160
Coeur d'Alene Mines Corp.*	2,000	9,880
Commercial Metals Co.	400	11,780
Compass Minerals International, Inc.	100	4,100
Crown Holdings, Inc.*	700	17,955
Cytec Industries, Inc.	200	12,316
Deltic Timber Corp.	100	5,149
Domtar Corp.*	1,628	12,519
Dow Chemical Co./The	3,600	141,912
Eagle Materials, Inc.	200	7,096
Eastman Chemical Co.	300	18,327
Ecolab, Inc.	700	35,847
EI Du Pont de Nemours & Co.	3,500	154,315
Ferro Corp	100	2,073
Flotek Industries, Inc.*	100	3,604
FMC Corp.	400	21,820
Freeport-McMoRan Copper & Gold, Inc.	1,436	147,104
Georgia Gulf Corp.	100	662
Glatfelter	200	3,062
Greif, Inc. (Class A)	200	13,074
Haynes International, Inc.*	100	6,950
HB Fuller Co.	200	4,490
Headwaters, Inc.*	100	1,174
Hecla Mining Co.*	400	3,740
Hercules, Inc.	400	7,740
Huntsman Corp.	300	7,710
Innospec, Inc.	200	3,432
International Flavors & Fragrances, Inc.	300	14,439
International Paper Co.	1,700	55,046
Kaiser Aluminum Corp.	100	7,948
Koppers Holdings, Inc.	100	4,324
Louisiana-Pacific Corp.	400	5,472
Lubrizol Corp.	300	16,248
Martin Marietta Materials, Inc.	200	26,520
MeadWestvaco Corp.	700	21,910
Metal Management, Inc.	100	4,553
Minerals Technologies, Inc.	100	6,695
Monsanto Co.	2,100	234,549
Mosaic Co./The*	600	56,604
Myers Industries, Inc.	100	1,447
Nalco Holding Co.	600	14,508
Neenah Paper, Inc.	100	2,915
NewMarket Corp.	100	5,569
Newmont Mining Corp.	1,600	78,128
Nucor Corp.	1,100	65,142
Olin Corp.	200	3,866
OM Group, Inc.*	100	5,754
Owens-Illinois, Inc.*	632	31,284
Packaging Corp of America	300	8,460
Pactiv Corp.*	500	13,315
PolyOne Corp.*	300	1,974
PPG Industries, Inc.	600	42,138
Praxair, Inc.	1,200	106,452
Quanex Corp.	150	7,785
Reliance Steel & Aluminum Co.	300	16,260
Rock-Tenn Co. (Class A)	100	2,541
Rockwood Holdings, Inc.*	100	3,322
Rohm & Haas Co.	600	31,842
Royal Gold, Inc.	100	3,052
RPM International, Inc.	400	8,120
RTI International Metals, Inc.*	100	6,893
Schnitzer Steel Industries, Inc.	100	6,913
Schulman A, Inc.	70	1,509
Schweitzer-Mauduit International, Inc.	100	2,591
Scotts Miracle-Gro Co./The (Class A)	206	7,709
Sealed Air Corp.	600	13,884
Sensient Technologies Corp.	200	5,656
Sigma-Aldrich Corp.	600	32,760
Silgan Holdings, Inc.	100	5,194
Smurfit-Stone Container Corp.*	800	8,448
Sonoco Products Co.	400	13,072
Southern Copper Corp.	270	28,385
Spartech Corp.	100	1,410
Steel Dynamics, Inc.	400	23,828
Stillwater Mining Co.*	100	966
Symyx Technologies*	100	768
Temple-Inland, Inc.	400	8,340
Terra Industries, Inc.*	400	19,104
Texas Industries, Inc.	100	7,010
Titanium Metals Corp.	300	7,935
Tronox, Inc. (Class B)	80	692
United States Steel Corp.	500	60,455
Valspar Corp.	400	9,016
Vulcan Materials Co.	423	33,455
Wausau Paper Corp.	100	899
Weyerhaeuser Co.	800	58,992
Worthington Industries, Inc.	200	3,576
WR Grace & Co.*	200	5,236
Zep, Inc.	100	1,387
Zoltek Cos., Inc.*	100	4,287
		2,401,640
Telecommunication Services -- 1.0%
Alaska Communications Systems Group, Inc.	100	1,500
American Tower Corp. (Class A)*	1,600	68,160
AT&T, Inc.	23,171	962,987
Cbeyond, Inc.*	100	3,899
Centennial Communications Corp.*	100	929
CenturyTel, Inc.	400	16,584
Cincinnati Bell, Inc.*	800	3,800
Citizens Communications Co.	1,476	18,789
Clearwire Corp. (Class A)*	100	1,371
Cogent Communications Group, Inc.*	200	4,742
Crown Castle International Corp.*	937	38,979
Embarq Corp.	580	28,727
Fairpoint Communications, Inc.	100	1,302
FiberTower Corp	200	456
General Communication, Inc. (Class A)*	200	1,750
Global Crossing Ltd.*	200	4,410
Golden Telecom, Inc.*	100	10,095
IDT Corp. (Class B)	200	1,690
Iowa Telecommunications Services, Inc.	100	1,626
iPCS, Inc.	100	3,599
Leap Wireless International, Inc.*	200	9,328
Level 3 Communications, Inc.*	5,568	16,927
MetroPCS Communications, Inc.*	200	3,890
NII Holdings, Inc.*	700	33,824
North Pittsburgh Systems, Inc.	100	2,269
NTELOS Holdings Corp.	100	2,969
PAETEC Holding Corp.*	300	2,925
Premiere Global Services, Inc.*	100	1,485
Qwest Communications International, Inc.*	5,800	40,658
SBA Communications Corp. (Class A)*	400	13,536
Sprint Nextel Corp.	10,500	137,865
SureWest Communications	100	1,710
Syniverse Holdings, Inc.*	100	1,558
Telephone & Data Systems, Inc.	400	25,040
Time Warner Telecom, Inc. (Class A)*	600	12,174
US Cellular Corp.*	100	8,410
USA Mobility, Inc.*	100	1,430
Verizon Communications, Inc.	10,916	476,920
Windstream Corp.	1,847	24,048
		1,992,361

Utilities -- 1.3%
AES Corp. /The*	2,500	53,475
AGL Resources, Inc.	300	11,292
Allegheny Energy, Inc.	600	38,166
Allete, Inc.	100	3,958
Alliant Energy Corp.	400	16,276
Ameren Corp.	800	43,368
American Electric Power Co., Inc.	1,500	69,840
American States Water Co.	100	3,768
Aqua America, Inc.	400	8,480
Aquila, Inc.*	1,500	5,595
Atmos Energy Corp.	300	8,412
Avista Corp.	200	4,308
Black Hills Corp.	100	4,410
California Water Service Group	100	3,702
Centerpoint Energy, Inc.	1,200	20,556
CH Energy Group, Inc.	100	4,454
Cleco Corp.	200	5,560
CMS Energy Corp.	900	15,642
Consolidated Edison, Inc.	1,000	48,850
Constellation Energy Group, Inc.	700	71,771
Dominion Resources, Inc./VA	2,152	102,112
DPL, Inc.	400	11,860
DTE Energy Co.	700	30,772
Duke Energy Corp.	4,692	94,638
Dynegy, Inc. (Class A)*	1,300	9,282
Edison International	1,200	64,044
El Paso Electric Co.*	200	5,114
Empire District Electric Co./The	100	2,278
Energen Corp.	300	19,269
Energy East Corp.	600	16,326
Entergy Corp.	746	89,162
Equitable Resources, Inc.	500	26,640
Exelon Corp.	2,500	204,100
FirstEnergy Corp.	1,200	86,808
FPL Group, Inc.	1,500	101,670
Great Plains Energy, Inc.	300	8,796
Hawaiian Electric Industries, Inc.	300	6,831
Idacorp, Inc.	200	7,044
Integrys Energy Group, Inc.	365	18,867
ITC Holdings Corp.	200	11,284
Laclede Group, Inc./The	100	3,424
MDU Resources Group, Inc.	600	16,566
MGE Energy, Inc.	100	3,547
Mirant Corp.*	943	36,758
National Fuel Gas Co.	300	14,004
New Jersey Resources Corp.	100	5,002
Nicor, Inc.	200	8,470
NiSource, Inc.	1,000	18,890
Northeast Utilities	600	18,786
Northwest Natural Gas Co.	100	4,866
NorthWestern Corp.	100	2,950
NRG Energy, Inc.*	878	38,053
NSTAR	400	14,488
OGE Energy Corp.	300	10,887
Oneok, Inc.	400	17,908
Ormat Technologies, Inc.	100	5,501
Otter Tail Corp.	100	3,460
Pepco Holdings, Inc.	700	20,531
PG&E Corp.	1,300	56,017
Piedmont Natural Gas Co.	300	7,848
Pinnacle West Capital Corp.	400	16,964
PNM Resources, Inc.	300	6,435
Portland General Electric Co.	100	2,778
PPL Corp.	1,500	78,135
Progress Energy, Inc.	1,000	48,430
Public Service Enterprise Group, Inc.	1,000	98,240
Puget Energy, Inc.	400	10,972
Questar Corp.	700	37,870
Reliant Energy, Inc.*	1,200	31,488
SCANA Corp.	400	16,860
Sempra Energy	4,050	250,614
Sierra Pacific Resources	900	15,282
SJW Corp.	100	3,467
South Jersey Industries, Inc.	100	3,609
Southern Co.	2,800	108,500
Southern Union Co.	400	11,744
Southwest Gas Corp.	100	2,977
TECO Energy, Inc.	700	12,047
UGI Corp.	400	10,900
UIL Holdings Corp.	166	6,134
Unisource Energy Corp.	100	3,155
Vectren Corp.	300	8,703
Westar Energy, Inc.	300	7,782
WGL Holdings, Inc.	200	6,552
Wisconsin Energy Corp.	4,325	210,671
Xcel Energy, Inc.	1,500	33,855
		2,710,900
Total Common Stocks (Active & Passive Domestic Equities)
(Cost -- $59,919,816)		68,305,486

Investment Companies (Active International & Passive Domestic Equities)(7.6%)
Longleaf Partners International Fund	444,576	8,793,712
Oakmark International Fund	344,282	7,212,706
Total Investment Companies (Active International & Passive Domestic Equities)
(Cost -- $15,690,196)		16,006,418

Partnerships (Active Domestic & International Equities) (13.5%) **
Partnership (Active Domestic Equity)
ValueAct Capital Partners II, L.P.		9,218,000

Partnership (Active International Equity)
Liberty Square Strategic Partners IV (Asia), L.P.		6,403,000
Walter Scott International Fund LLC		12,834,000
Total Partnerships (Active Domestic & International Equities)
(Cost -- $22,600,000)		28,455,000

TOTAL EQUITY INVESTMENTS
(Cost -- $98,210,012)		112,766,904

ALTERNATIVE ASSETS (25.7%) **
Hedge Funds
Canyon Value Realization Fund, L.P.		11,164,000
FFIP, L.P.		9,928,000
Lansdowne European Strategic Equity Fund, L.P.		4,426,000
Perry Partners, L.P.		10,907,000
Royal Capital Value Fund, L.P.		4,599,000
Taconic Opportunity Fund, L.P.		8,634,000
Tiedemann Global Emerging Markets QP, L.P.		4,660,000
TOTAL ALTERNATIVE ASSETS
(Cost -- $44,250,000)		54,318,000

FIXED INCOME INVESTMENTS (11.3%)
	Principal
	Amount
Asset Backed Securities (0.1%)
EMC Mortgage Loan Trust, Series 05-B, Class A1,
5.34%, due 05/25/40 (c) (f)	$ 95,728	91,420
Massachusetts RRB Special Purpose Trust, Series 05-1, Class A4,
4.40%, due 03/15/15	100,000	97,867
		189,287
Collateralized Mortgage Obligations (0.8%)
Banc of America Commercial Mortgage, Inc.,
Series 05-3, Class A2, 4.50%, due 07/10/43	170,000	167,913
Banc of America Commercial Mortgage, Inc.,
Series 06-2, Class A4, 5.93%, due 05/10/45 (f)	185,000	191,207
Citigroup Mortgage Loan Trust, Inc., Series 06-AR7, Class 2A2A,
5.67%, due 11/25/36 (f)	208,253	209,323
Granite Master Issuer plc, Series 07-1, Class 2A1,
5.00%, due 12/20/54 (f)	150,000	149,386
GS Mortgage Securities Corp II, Series 05-GG4,
Class A2, 4.48%, due 07/10/39	130,000	128,509
GS Mortgage Securities Corp II, Series 06-GG6,
Class A2, 5.51%, due 04/10/38 (f)	94,000	95,051
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 06-LDP7, Class A4, 6.07%, due 04/15/45 (f)	190,000	197,688
Morgan Stanley Mortgage Loan Trust, Series 04-11AR, Class 2A,
7.41%, due 01/25/35 (f)	82,382	82,285
Puma Finance Ltd., Series S1, Class A,
5.01%, due 08/09/35 (c) (f)	159,916	158,544
RMAC Securities plc, Series 06-NS4A, Class A1B,
5.20%, due 06/12/25 (f)	238,163	237,188
Wachovia Bank Commercial Mortgage Trust,
Series 05-C16, Class A2, 4.38%, due 10/15/41	129,040	127,561
		1,744,655
Corporate Bonds (2.7%)
Consumer Discretionary (0.3%)
CBS Corp., 7.88%, due 07/30/30	56,000	60,776
Comcast Corp., 6.50%, due 01/15/17	121,000	126,161
COX Communications, Inc., 5.45%, due 12/15/14	71,000	69,582
DaimlerChrysler NA Holding Corp., 4.88%, due 06/15/10	46,000	45,795
DaimlerChrysler NA Holding Corp., 5.75%, due 09/08/11	144,000	146,138
Nordstrom, Inc., 6.25%, due 1/15/18	55,000	56,306
Time Warner Cable, Inc., 6.55%, due 05/01/37	44,000	44,911
		549,669
Consumer Staples (0.2%)
Costco Wholesale Corp., 5.50%, due 03/15/17	99,000	99,844
CVS Caremark Corp., 5.75%, due 08/15/11	98,000	100,385
Diageo Capital plc, 5.20%, due 01/30/13	70,000	70,319
Kellogg Co., 6.60%, due 04/01/11	41,000	43,446
Kellogg Co., 5.13%, due 12/03/12	85,000	85,712
PepsiCo, Inc., 4.65%, due 02/15/13	55,000	55,369
Safeway, Inc., 7.25%, due 02/01/31	74,000	80,208
		535,283
Energy (0.2%)
Anadarko Finance Co., 6.75%, due 05/01/11	52,000	54,980
Anadarko Finance Co., 7.50%, due 05/01/31	30,000	33,730
ConocoPhillips Holding Co., 6.95%, due 04/15/29	78,000	89,083
Kinder Morgan Energy Partners LP, 7.30%, due 08/15/33	37,000	39,366
Pacific Gas & Electric Co., 6.05%, due 03/01/34	55,000	54,909
Valero Energy Corp., 6.88%, due 04/15/12	154,000	164,326
		436,394
Financials (1.1%)
American Express Co., 5.25%, due 09/12/11	113,000	113,919
Bank of America Corp., 4.25%, due 10/01/10	28,000	27,823
Bank of America Corp., 5.75%, due 12/01/17	55,000	55,126
Bear Stearns Cos., Inc. (The), 5.35%, due 02/01/12	94,000	91,549
Boston Properties LP, 6.25%, due 01/15/13	23,000	23,101
Credit Suisse USA, Inc., 6.13%, due 11/15/11	109,000	113,419
CIT Group Funding Co. of Canada, 4.65%, due 07/01/10	86,000	81,788
Citigroup, Inc., 5.13%, due 02/14/11	193,000	194,078
Citigroup, Inc., 5.50%, due 02/15/17	97,000	94,269
European Investment Bank, 4.63%, due 05/15/14	39,000	39,863
European Investment Bank, 5.00%, due 02/08/10	87,000	89,284
European Investment Bank, 5.13%, due 09/13/16	20,000	20,884
Federal Home Loan Mortgage Corp., 4.13%, due 12/21/12	144,000	145,014
Federal Home Loan Mortgage Corp., 5.00%, due 02/16/07	355,000	367,628
Federal Home Loan Mortgage Corp., 5.38%, due 02/08/10	96,000	96,136
Federal National Mortgage Association, 6.25%, due 05/15/29	126,000	147,880
Goldman Sachs Group, Inc. (The), 6.35%, due 02/15/34	65,000	58,703
Hartford Financial Services Group, Inc., 5.38%, due 03/15/17	43,000	41,551
International Bank for Reconstruction & Development, 5.00%, due 04/01/16	35,000	36,819
International Lease Finance Corp., 5.13%, due 11/01/10	84,000	84,268
JP Morgan Chase Capital XV, 5.88%, due 03/15/35	43,000	36,862
JPMorgan Chase & Co., 5.60%, due 06/01/11	78,000	80,489
Merrill Lynch & Co., Inc., 5.45%, due 07/15/14	71,000	69,803
National Rural Utilities Cooperative Finance Corp., 4.75%, due 03/01/14	72,000	69,813
Prudential Financial, Inc., 6.00%, due 12/01/17	55,000	54,773
SLM Corp., 4.00%, due 01/15/09	80,000	77,069
Wells Fargo & Co., 5.63%, due 12/11/17	75,000	75,046
		2,386,957
Health Care (0.3%)
Aetna, Inc., 5.75%, due 06/15/17	69,000	70,919
Amgen, Inc., 5.85%, due 06/01/17 (c)	81,000	82,224
AstraZeneca plc, 5.40%, due 09/15/12	108,000	111,656
Eli Lilly & Co., 5.20%, due 03/15/17	62,000	61,950
McKesson Corp., 5.25%, due 03/01/13	47,000	47,088
Schering-Plough Corp., 6.00%, due 09/15/17	82,000	84,955
WellPoint, Inc., 5.85%, due 01/15/36	71,000	65,422
UnitedHealth Group, Inc., 5.38%, due 03/15/16	41,000	40,186
Wyeth, 5.50%, due 03/15/13	98,000	100,795
		665,195
Industrials (0.1%)
Caterpillar, Inc., 6.05%, due 08/15/36	82,000	84,143
CSX Corp., 5.60%, due 05/01/17	41,000	39,470
Lockheed Martin Corp., 6.15%, due 09/01/36	93,000	96,187
Union Pacific Corp., 6.65%, due 01/15/11	49,000	50,940
		270,740
Information Technology (0.1%)
Cisco Systems, Inc., 5.25%, due 02/22/11	69,000	70,743
Intuit, Inc., 5.75%, due 03/15/17	59,000	58,045
Oracle Corp and Ozark Holding, Inc., 5.00%, due 01/15/11	71,000	71,939
		200,727
Materials (0.1%)
BHP Billiton Finance USA Ltd., 5.25%, due 12/15/15	48,000	46,455
Vale Overseas Ltd., 6.88%, due 11/21/36	39,000	39,453
		85,908
Telecommunication Services (0.2%)
New Cingular Wireless Services, Inc., 8.13%, due 05/01/12	94,000	104,520
New Cingular Wireless Services, Inc., 8.75%, due 03/01/31	31,000	40,175
Nextel Communications, Inc., 6.88%, due 10/31/13	27,000	26,598
Sprint Capital Corp., 6.90%, due 05/01/19	54,000	53,642
Telecom Italia Capital SA, 4.88%, due 10/01/10	99,000	98,484
Telecom Italia Capital SA, 6.00%, due 09/30/34	63,000	61,262
Verizon Communications, Inc., 5.85%, due 09/15/35	60,000	58,690
		443,371
Utilities (0.1%)
American Electric Power Co., Inc., 5.38%, due 03/15/10	41,000	41,587
Exelon Corp., 4.90%, due 06/15/15	59,000	55,538
KeySpan Corp., 7.63%, due 11/15/10	30,000	32,342
Midamerican Energy Holdings Co., 6.13%, due 04/01/36	55,000	54,869
		184,336

Foreign Government Securities (0.3%)
Israel Government International Bond, 5.50%, due 11/09/16	28,000	28,520
Poland Government International Bond, 6.25%, due 07/03/12	24,000	25,988
Republic of Korea, 4.88%, due 09/22/14	53,000	53,225
South Africa Government International Bond, 6.50%, due 06/02/14	175,000	185,063
Mexico Government International Bond, 6.75%, due 09/27/34	197,000	217,587
Mexico Government International Bond, 7.50%, due 04/08/33	30,000	35,775
Mexico Government International Bond, 9.88%, due 02/01/10	46,000	50,899
		597,057
Municipal Bonds (0.2%)
California (0.1%)
County of Marin CA, 4.79, due 08/01/15	200,000	198,264

New York (0.1%)
New York City Transitional Finance Authority/NY,
5.19%, due 08/01/16	200,000	201,822

Illinois (0.0%)
State of Illinois, 5.10%, due 06/01/33	40,000	38,852
		438,938
U.S. Government Securities (3.8%)
Federal National Mortgage Association (2.1%)
5.00%, due 09/01/33	692,556	676,768
5.00%, due 01/25/37 TBA (d)	260,000	253,663
5.50%, due 04/01/34	371,114	371,443
5.50%, due 05/01/34	102,852	102,929
5.50%, due 04/01/36	847,718	847,201
5.50%, due 01/25/37 TBA (d)	1,260,000	1,258,425
5.83%, due 12/01/36 (f)	158,302	161,371
5.89%, due 12/01/36 (f)	179,274	182,821
6.00%, due 01/25/38 TBA (d)	640,000	649,800
		4,504,421
Federal Home Loan Mortgage Corp. (1.4%)
5.50%, due 10/01/37	742,673	741,140
6.00%, due 11/01/36	2,092,106	2,123,563
		2,864,703
Government National Mortgage Association (0.3%)
6.50%, due 01/15/37 TBA (d)	660,000	681,450
		8,050,574
U.S. Treasury Securities (3.4%)
U.S. Treasury Notes (2.8%)
3.13%, due 10/15/08 (e)	487,000	486,163
3.63%, due 10/31/09	400,000	403,938
3.88%, due 09/15/10 (e)	2,109,000	2,153,981
4.00%, due 02/15/15 (e)	450,000	456,363
4.25%, due 11/15/17	620,000	630,802
4.63%, due 11/15/16 (e)	1,289,000	1,349,926
4.88%, due 06/30/09	250,000	256,406
5.00%, due 05/15/37	105,000	114,442
		5,852,021
U.S. Treasury Inflation Indexed Bonds (0.6%)
2.00, due 01/15/14	1,180,000	1,218,811
		7,070,832
TOTAL FIXED INCOME INVESTMENTS
(Cost -- $23,651,639)		23,849,923

SHORT-TERM INVESTMENTS (7.1%)
Commercial Paper (0.1%)
JPMorgan Chase & Co., 4.87%, due 12/31/49	301,802	301,802

Discount Notes (6.2%)
Federal Farm Credit Bank
4.25%, due 01/08/08 (a)	2,200,000	2,197,922

Federal Home Loan Bank
4.03%, due 02/06/08 (a)	3,000,000	2,987,628

Federal Home Loan Mortgage Corp.
4.15%, due 02/14/08 (a)	950,000	948,470
4.17%, due 01/28/08 (a)	2,900,000	2,890,615
		3,839,085
Federal National Mortgage Association
4.01%, due 02/13/08 (a)	325,000	323,414
4.27%, due 01/17/08 (a)	650,000	648,691
4.29%, due 01/24/08 (a)	3,000,000	2,991,440
		3,963,545
U.S. Treasury Securities (0.8%)
U.S. Treasury Bills (0.8%)
2.88%, due 01/24/08	1,400,000	1,397,315
2.96%, due 03/06/08	401,000	398,838
		1,796,153
TOTAL SHORT-TERM INVESTMENTS
(Cost -- $15,084,485)		15,086,135

TOTAL INVESTMENTS (97.6%)
(Cost -- $181,196,136) (b)		206,020,962
Other Assets less Liabilities (2.4%)		4,998,419
NET ASSETS (100.0%)		$ 211,019,381

* Non-income producing security.
** Securities were valued at fair value -- At December 31, 2007, the Fund held $82,773,000 of fair valued securities, representing 39.2% of net assets.

(a) Zero coupon security -- rate disclosed is yield as of December 31, 2007.
(b) Estimated tax basis approximates book cost
(c) Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d) Dollar roll transaction.
(e) All or a portion of the security has been segregated to meet the Fund's obligation for delayed delivery securities.
(f) Variable or floating rate security. Rate disclosed is as of December 31, 2007.
ADR -- American Depositary Receipt.
REIT -- Real Estate Investment Trust.
TBA -- To be announced. Security is subject to delayed delivery.

At December 31, 2007, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Fund were estimated as follows:

		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
	$ 181,196,136	$ 31,149,203	$ (6,324,377)	$ 24,824,826

Futures Contracts:
Kiewit Investment Fund LLLP had the following futures contract(s) open at period end:

	Number of Contracts	Notional Market Value	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
Long:
E-mini Russell 2000 Index	1	$ 77,220	March -08	$ 1,618
E-mini S & P 500 Index	7	517,020	March -08	3,690
E-mini S & P Midcap 400 Index	1	86,480	March -08	1,461
				$ 6,769

Kiewit Investment Fund LLLP

Notes to Schedule of Investments

December 31, 2007 (Unaudited)

Summary of Significant Accounting Policies:  The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require the Fund to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation

Some Fund securities are priced daily, but for purposes of determining Net Assets Value, all securities are priced on the last business day of each quarter. In computing net asset value, securities and assets of the Fund are valued at market value, if market quotations are readily available, or are valued at fair value as determined in accordance with procedures adopted by the Fund’s Board of Directors (the “Board”). The Board has approved procedures pursuant to which the Fund may value its investments in private investment funds managed by third parties (“Portfolio Funds”) at fair value. As a general matter, the fair value of the Fund’s interest in a private investment fund represents the amount that the Fund believes it reasonably could expect to receive from a Portfolio Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund’s valuation procedures require the Fund’s investment adviser, Hall Capital Partners LLC (“the Adviser”), to consider all relevant information available at the time the Fund values its portfolio, including the most recent final or estimated value reported by the Portfolio Funds, as well as any other relevant information available at the time the Fund values its portfolio. The Adviser will consider such information, and may conclude in certain circumstances that the information provided by the portfolio manager of a Portfolio Fund does not represent the fair value of the Fund’s interest in the Portfolio Fund.

Futures

Financial futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations. Variation margin payable (receivable) includes initial margin and variation margin, as stated in the Statement of Assets and Liabilities. Futures contracts may be used by the Fund in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities. Futures contracts involve market risk that may exceed the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily correlates with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Item 2.  Controls and Procedures.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kiewit Investment Fund LLLP

By:

/s/ Robert L. Giles, Jr.

Robert L. Giles, Jr.

President and Chief Executive Officer

February 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Robert L. Giles, Jr

Robert L. Giles, Jr.

President and Chief Executive Officer

February 14, 2008

By:

/s/ Denise A. Meredith

Denise A. Meredith

Treasurer and Chief Financial Officer

February 14, 2008